UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

	64106	922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106	(Zip code)
(Zip code)	(Zip code)	(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia,

PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2014

Item 1.	Schedule of Investments.

COMMERCE GROWTH FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 94.1%
Commercial Services – 2.2%
9,400	Moody’s Corp.	$ 817,800
17,800	Tyco International Ltd.	768,070

		1,585,870

Communications – 2.2%
31,200	Verizon Communications, Inc.	1,573,104

Consumer Durables* – 0.9%
11,550	Jarden Corp.	645,645

Consumer Non-Durables – 12.1%
19,100	Altria Group, Inc.	775,460
14,300	Colgate-Palmolive Co.	906,620
12,200	Kellogg Co.	729,926
7,200	Kimberly-Clark Corp.	747,864
10,800	Nike, Inc. Class B	833,004
9,100	PepsiCo, Inc.	801,710
9,100	Philip Morris International, Inc.	746,291
12,900	Reynolds American, Inc.	720,465
25,300	The Coca-Cola Co.	994,037
9,000	The Estee Lauder Cos., Inc. Class A	661,140
12,400	V. F. Corp.	759,748

		8,676,265

Consumer Services – 7.8%
13,800	CBS Corp. Class B	784,254
4,500	Charter Communications, Inc. Class A*	695,340
16,500	Comcast Corp. Class A	886,545
9,400	DIRECTV*	808,870
16,600	eBay, Inc.*	876,480
35,800	Service Corp. International	751,800
9,400	Viacom, Inc. Class B	777,098

		5,580,387

Distribution Services – 2.1%
4,700	McKesson Corp.	901,742
2,500	W.W. Grainger, Inc.	587,875

		1,489,617

Electronic Technology – 10.3%
36,100	Apple, Inc.	3,450,077
28,300	Intel Corp.	959,087
10,100	Lam Research Corp.	707,000
5,200	Lockheed Martin Corp.	868,244
13,300	Microchip Technology, Inc.	598,766
10,700	QUALCOMM, Inc.	788,590

		7,371,764

Energy Minerals – 1.1%
7,100	EOG Resources, Inc.	777,024

Finance – 9.4%
8,400	American Express Co.	739,200
10,900	Crown Castle International Corp.	808,562
12,500	Extra Space Storage, Inc.	646,625
3,700	Intercontinental Exchange, Inc.	711,214
10,300	Mastercard, Inc. Class A	763,745
4,500	Public Storage	772,245
10,000	T. Rowe Price Group, Inc.	776,600
8,500	The Chubb Corp.	737,035
3,800	Visa, Inc. Class A	801,838

		6,757,064

Health Services* – 1.0%
13,300	Cerner Corp.	734,160

Shares	Description	Value
Common Stocks – (continued)
Health Technology – 8.4%
7,800	Amgen, Inc.	$ 993,642
6,700	Becton Dickinson & Co.	778,808
5,100	C. R. Bard, Inc.	761,073
4,900	IDEXX Laboratories, Inc.*	609,952
8,200	Johnson & Johnson	820,738
8,400	Pall Corp.	650,748
9,500	Stryker Corp.	757,815
7,100	Techne Corp.	662,572

		6,035,348

Industrial Services – 3.4%
11,300	Baker Hughes, Inc.	777,101
7,400	Schlumberger Ltd.	802,086
18,600	Waste Management, Inc.	834,954

		2,414,141

Process Industries – 8.0%
18,700	Archer-Daniels-Midland Co.	867,680
15,900	Donaldson Co, Inc.	616,761
7,200	Ecolab, Inc.	781,416
6,700	Monsanto Co.	757,703
8,800	Packaging Corp. of America	582,208
15,500	RPM International, Inc.	684,790
3,900	The Sherwin-Williams Co.	804,297
7,300	W.R. Grace & Co.*	664,300

		5,759,155

Producer Manufacturing – 5.0%
21,400	Allison Transmission Holdings, Inc.	626,592
12,700	AMETEK, Inc.	618,363
9,000	Honeywell International, Inc.	826,470
9,600	Illinois Tool Works, Inc.	790,752
7,100	United Technologies Corp.	746,565

		3,608,742

Retail Trade – 7.3%
1,100	AutoZone, Inc.*	568,733
12,000	Dollar Tree, Inc.*	653,640
17,400	Lowe’s Cos., Inc.	832,590
13,300	Macy’s, Inc.	768,607
9,600	The Home Depot, Inc.	776,160
17,400	The Kroger Co.	852,252
10,600	Wal-Mart Stores, Inc.	779,948

		5,231,930

Technology Services – 10.7%
11,700	Adobe Systems, Inc.*	808,587
10,400	Automatic Data Processing, Inc.	845,624
11,900	Fiserv, Inc.*	733,873
1,700	Google, Inc. Class A*	985,235
1,700	Google, Inc. Class C*	971,720
6,600	International Business Machines Corp.	1,265,022
32,200	Microsoft Corp.	1,389,752
16,200	Paychex, Inc.	664,362

		7,664,175

Transportation – 2.2%
7,900	Union Pacific Corp.	776,649
8,200	United Parcel Service, Inc. Class B	796,138

		1,572,787

TOTAL COMMON STOCKS		$67,477,178

Exchange Traded Fund – 3.8%
	iShares Russell 1000 Growth
30,500	Index Fund	$ 2,721,515

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.1%
Repurchase Agreements – 2.1%
State Street Bank & Trust Co.
$ 1,488,000	0.000%	08/01/14	$ 1,488,000
Maturity Value: $1,488,000

TOTAL INVESTMENTS – 100.0%			$71,686,693

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%			(28,842)

NET ASSETS – 100.0%			$71,657,851

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on July 31, 2014. This agreement was fully collateralized by $1,515,000, U.S. Treasury Note, 1.500%, due 08/31/18 with a market value of $1,520,660.

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$58,371,552
Gross unrealized gain	13,688,698
Gross unrealized loss	(373,557)
Net unrealized security gain	$13,315,141

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 94.1%
Communications – 4.8%
144,000	AT&T, Inc.	$ 5,124,960
102,500	Verizon Communications, Inc.	5,168,050

		10,293,010

Consumer Durables – 3.2%
57,000	Hasbro, Inc.	2,847,720
55,000	Tupperware Brands Corp.	4,002,900

		6,850,620

Consumer Non-Durables – 7.3%
96,000	Altria Group, Inc.	3,897,600
36,500	Kimberly-Clark Corp.	3,791,255
51,500	Procter & Gamble Co.	3,981,980
70,000	Reynolds American, Inc.	3,909,500

		15,580,335

Consumer Services – 3.2%
64,000	Darden Restaurants, Inc.	2,992,000
40,000	McDonald’s Corp.	3,782,400

		6,774,400

Distribution Services – 1.8%
109,000	SYSCO Corp.	3,890,210

Electronic Technology – 5.8%
135,000	Intel Corp.	4,575,150
25,000	Lockheed Martin Corp.	4,174,250
82,500	Microchip Technology, Inc.	3,714,150

		12,463,550

Energy Minerals – 11.4%
65,000	Chevron Corp.	8,400,600
95,000	ConocoPhillips	7,837,500
39,000	Exxon Mobil Corp.	3,858,660
43,000	Occidental Petroleum Corp.	4,201,530

		24,298,290

Finance – 21.7%
79,000	Bank of Hawaii Corp.	4,517,220
104,000	BB&T Corp.	3,850,080
58,000	Cullen/Frost Bankers, Inc.	4,522,260
140,000	Federated Investors, Inc. Class B	3,950,800
99,000	HCP, Inc.	4,111,470
150,000	JPMorgan Chase & Co.	8,650,500
174,000	Kimco Realty Corp.	3,894,120
81,500	Principal Financial Group, Inc.	4,048,920
175,000	Wells Fargo & Co.	8,907,500

		46,452,870

Health Technology – 9.1%
85,000	Bristol-Myers Squibb Co.	4,302,700
42,000	Johnson & Johnson	4,203,780
87,500	Merck & Co., Inc.	4,964,750
208,000	Pfizer, Inc.	5,969,600

		19,440,830

Industrial Services – 4.0%
124,500	Kinder Morgan, Inc.	4,479,510
92,000	Waste Management, Inc.	4,129,880

		8,609,390

Process Industries – 3.5%
60,000	E. I. du Pont de Nemours and Co.	3,858,600
93,500	Sonoco Products Co.	3,659,590

		7,518,190

Shares	Description	Value
Common Stocks – (continued)
Producer Manufacturing – 6.1%
31,500	3M Co.	$ 4,438,035
60,000	Emerson Electric Co.	3,819,000
191,500	General Electric Co.	4,816,225

		13,073,260

Retail Trade – 2.2%
77,000	Target Corp.	4,588,430

Technology Services – 1.9%
98,000	Paychex, Inc.	4,018,980

Utilities – 8.1%
63,000	Dominion Resources, Inc.	4,261,320
45,000	NextEra Energy, Inc.	4,225,050
132,500	PPL Corp.	4,371,175
100,000	The Southern Co.	4,329,000

		17,186,545

TOTAL COMMON STOCKS		$201,038,910

Exchange Traded Fund – 3.5%
	iShares Russell 1000 Value
75,000	Index Fund	$ 7,428,000

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 3.4%
Repurchase Agreement – 3.4%
State Street Bank & Trust Co.
$ 7,384,000	0.000%	08/01/14	$ 7,384,000
Maturity Value: $7,384,000

TOTAL INVESTMENTS – 101.0%			$215,850,910

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%			(2,194,619)

NET ASSETS – 100.0%			$213,656,291

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on July 31, 2014. This agreement was fully collateralized by $5,370,000 U.S. Treasury Bond, 8.000%, due 11/15/21 with a market value of $7,535,732.

COMMERCE VALUE FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$185,258,369
Gross unrealized gain	31,910,096
Gross unrealized loss	(1,317,555)
Net unrealized security gain	$30,592,541

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 96.5%
Commercial Services – 6.0%
11,100	Equifax, Inc.	$ 844,599
11,000	Gartner, Inc.*	752,620
25,700	KAR Auction Services, Inc.	753,267
9,700	Morningstar, Inc.	657,757
7,100	The Dun & Bradstreet Corp.	781,213

		3,789,456

Communications* – 1.3%
7,900	SBA Communications Corp. Class A	844,747

Consumer Durables – 3.3%
10,600	Harley-Davidson, Inc.	655,292
13,200	Jarden Corp.*	737,880
9,400	Tupperware Brands Corp.	684,132

		2,077,304

Consumer Non-Durables – 7.0%
11,200	Church & Dwight Co., Inc.	718,816
8,900	Constellation Brands, Inc. Class A*	741,014
13,300	Dr Pepper Snapple Group, Inc.	781,508
11,000	McCormick & Co., Inc.	723,580
4,900	Ralph Lauren Corp.	763,714
8,000	The Hershey Co.	705,200

		4,433,832

Consumer Services – 10.1%
10,500	Discovery Communications, Inc. Class A*	894,705
17,300	Dunkin’ Brands Group, Inc.	741,478
12,300	Marriott International, Inc. Class A	795,933
37,100	Regal Entertainment Group Class A	721,966
26,100	Rollins, Inc.	738,891
9,700	Scripps Networks Interactive, Inc. Class A	799,377
38,800	Service Corp. International	814,800
10,800	Wyndham Worldwide Corp.	815,940

		6,323,090

Distribution Services – 1.1%
3,000	W.W. Grainger, Inc.	705,450

Electronic Technology – 7.1%
8,100	Amphenol Corp. Class A	778,977
10,700	Harris Corp.	730,489
11,700	Lam Research Corp.	819,000
16,500	Linear Technology Corp.	728,228
16,400	Microchip Technology, Inc.	738,328
16,600	Xilinx, Inc.	682,758

		4,477,780

Energy Minerals – 2.1%
7,200	EQT Corp.	675,504
10,100	Noble Energy, Inc.	671,549

		1,347,053

Finance – 7.5%
25,400	Brown & Brown, Inc.	781,812
16,100	CBOE Holdings, Inc.	780,367
10,500	Crown Castle International Corp.	778,890
6,800	Federal Realty Investment Trust	830,280
4,100	Intercontinental Exchange, Inc.	788,102
9,500	T. Rowe Price Group, Inc.	737,770

		4,697,221

Health Services* – 2.5%
9,100	Covance, Inc.	763,672
7,600	Laboratory Corporation of America Holdings	788,044

		1,551,716

Shares	Description	Value
Common Stocks – (continued)
Health Technology – 7.1%
16,000	DENTSPLY International, Inc.	$ 742,720
5,800	IDEXX Laboratories, Inc.*	721,984
8,900	Pall Corp.	689,483
9,600	Sirona Dental Systems, Inc.*	769,920
8,200	Techne Corp.	765,224
7,500	Zimmer Holdings, Inc.	750,525

		4,439,856

Industrial Services – 2.3%
10,200	Oceaneering International, Inc.	692,682
22,900	Quanta Services, Inc.*	766,921

		1,459,603

Process Industries – 7.2%
13,300	Cabot Corp.	696,787
16,300	Crown Holdings, Inc.*	758,765
11,100	Packaging Corp. of America	734,376
17,100	RPM International, Inc.	755,478
7,736	Sigma-Aldrich Corp.	776,849
3,800	The Sherwin-Williams Co.	783,674

		4,505,929

Producer Manufacturing – 12.0%
15,800	A.O. Smith Corp.	737,860
25,500	Allison Transmission Holdings, Inc.	746,640
15,100	AMETEK, Inc.	735,219
8,700	Dover Corp.	746,112
10,300	Flowserve Corp.	762,612
10,000	Graco, Inc.	741,500
9,800	IDEX Corp.	743,036
16,500	ITT Corp.	758,505
3,200	Mettler-Toledo International, Inc.*	822,848
12,500	The Toro Co.	741,625

		7,535,957

Retail Trade – 11.4%
1,600	AutoZone, Inc.*	827,248
10,900	Carter’s, Inc.	834,504
14,500	Dollar Tree, Inc.*	789,815
27,500	Liberty Interactive Corp. Class A*	771,375
11,500	Nordstrom, Inc.	796,145
5,200	O’Reilly Automotive, Inc.*	780,000
13,200	PetSmart, Inc.	899,448
11,700	Ross Stores, Inc.	753,480
11,000	Williams-Sonoma, Inc.	737,770

		7,189,785

Technology Services – 7.2%
2,800	Alliance Data Systems Corp.*	734,412
13,000	Fiserv, Inc.*	801,710
21,500	Informatica Corp.*	681,980
18,800	Paychex, Inc.	770,988
11,900	Solera Holdings, Inc.	761,600
25,300	Total System Services, Inc.	809,600

		4,560,290

Transportation – 1.3%
7,300	Kansas City Southern	796,138

TOTAL COMMON STOCKS		$60,735,207

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value

Exchange Traded Fund – 1.4%
iShares Russell Midcap Growth
10,000	Index Fund	$ 866,300

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.2%
Repurchase Agreement – 2.2%
State Street Bank & Trust Co.
$ 1,368,000	0.000%	08/01/14	$ 1,368,000
Maturity Value: $1,368,000

TOTAL INVESTMENTS – 100.1%			$62,969,507

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(62,664)

NET ASSETS – 100.0%			$62,906,843

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on July 31,2014. This agreement was fully collateralized by $1,395,000 U.S. Treasury Note, 1.500%, due 08/31/18 with a market value of $1,400,212.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$50,700,734
Gross unrealized gain	13,075,493
Gross unrealized loss	(806,720)
Net unrealized security gain	$12,268,773

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 7.8%
Auto – 1.0%
American Credit Acceptance Receivables Trust Series 2012-2, Class A(a)
$ 108,569	1.890%	07/15/16	$ 108,760
California Republic Auto Receivables Trust Series 2012-1, Class A(a)
227,755	1.180	08/15/17	228,796
California Republic Auto Receivables Trust Series 2013-1, Class A2(a)
2,474,614	1.410	09/17/18	2,494,614
CPS Auto Trust Series 2012-B, Class A(a)
1,232,881	2.520	09/16/19	1,249,384
Exeter Automobile Receivables Trust Series 2012-1A, Class A(a)
10,014	2.020	08/15/16	10,019
Flagship Credit Auto Trust Series 2013-1, Class A(a)
1,727,800	1.320	04/16/18	1,730,217
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A
3,000,000	1.920	01/15/19	3,047,523

			8,869,313

Commercial – 0.0%
Small Business Administration Series 2006-P10B, Class 1
401,554	5.681	08/10/16	419,192

Equipment(a) – 0.6%
Cronos Containers Program Ltd. Series 2013-1A, Class A
875,000	3.080	04/18/28	871,224
Global SC Finance SRL Series 2013-1A, Class A
3,832,500	2.980	04/17/28	3,815,863

			4,687,087

Home Equity – 5.2%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(b)
1,231,270	0.542	01/25/35	1,154,960
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
1,855,626	4.833	05/25/34	1,864,028
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(c)
3,001,872	5.907	06/25/32	2,916,754
Countrywide Asset-Backed Certificates Series 2004-BC5, Class M2(b)
2,099,057	0.992	10/25/34	2,091,591
Countrywide Asset-Backed Certificates Series 2005-SD2, Class M2(a)(b)
5,420,310	1.247	08/25/35	5,101,341
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
871,786	0.355	02/25/37	559,275
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(c)
630,359	4.250	09/25/33	635,700
Equity One ABS, Inc. Series 2004-2, Class AF5(c)
450,000	5.199	07/25/34	453,937
Invitation Homes Trust Series 2013-SFR1, Class A(a)(b)
3,464,900	1.400	12/17/30	3,480,644
Irwin Home Equity Series 2005-A, Class A3(b)
1,879,829	0.912	02/25/34	1,820,798
JPMorgan Mortgage Acquisition Corp. Series 2006-CH1, Class A5(b)
3,300,000	0.382	07/25/36	3,141,969

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Lehman XS Trust Series 2005-1, Class 1A4(b)
$ 492,114	0.662%	07/25/35	$ 459,328
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(b)
6,650,000	0.827	12/25/34	6,111,270
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(c)
494,059	4.814	11/25/35	501,281
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(c)
1,125,000	5.140	11/25/35	999,649
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6(c)
774,782	3.900	03/25/33	790,701
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6(c)
3,093,696	5.490	10/25/33	3,249,519
Residential Funding Mortgage Securities II, Inc. Series 2000-HI2, Class AI5(c)
154,990	8.350	03/25/25	154,340
Residential Funding Mortgage Securities II, Inc. Series 2000-HI4, Class AI7(c)
218,799	8.480	09/25/30	218,833
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(c)
2,968,997	6.740	07/25/29	2,736,281
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
1,640,443	1.277	06/25/33	1,553,037
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(c)
1,578,399	5.250	06/25/35	1,605,303
Terwin Mortgage Trust Series 2005-16HE, Class AF2(c)
283,021	4,603	09/25/36	294,588
Wells Fargo Home Equity Trust Series 2006-2, Class A4(b)
2,825,000	0.402	07/25/36	2,613,348

			44,508,475

Manufactured Housing – 0.5%
Green Tree Financial Corp. Series 1993-4, Class A5
146,930	7.050	01/15/19	151,319
Green Tree Financial Corp. Series 1996-4, Class A7(b)
91,667	7.900	06/15/27	92,247
Green Tree Financial Corp. Series 1997-3, Class A6
36,623	7.320	03/15/28	38,970
Green Tree Financial Corp. Series 1998-3, Class A5
2,380,991	6.220	03/01/30	2,527,419
Green Tree Financial Corp. Series 1998-3, Class A6(b)
297,392	6.760	03/01/30	320,041
Lehman Manufactured Housing Contract Series 2001-B, Class A3
207,148	4.350	04/15/40	212,094
Mid-State Trust Series 11, Class A1
306,016	4.864	07/15/38	326,137
Origen Manufactured Housing Series 2005-B, Class A3
202,158	5.605	05/15/22	202,592

			3,870,819

Student Loans – 0.5%
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
808,104	0.985	10/30/45	801,437

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loans – (continued)
SLM Student Loan Trust Series 2011-A, Class A2(a)
$ 2,900,000	4.370%	04/17/28	$ 3,085,687

			3,887,124

TOTAL ASSET-BACKED SECURITIES			$ 66,242,010

Municipal Bond Obligations – 11.2%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (AGM)
$ 1,295,000	4.790%	04/01/15	$ 1,329,913

California – 2.3%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
4,000,000	5.685	10/01/40	4,678,640
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(d)
10,590,000	0.000	09/01/42	1,852,085
11,420,000	0.000	09/01/43	1,840,790
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,893,340
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,044,663
Santa Clara County CA Fremont Union High School District GO Bonds Capital Appreciation Election of 2008 Series B(d)
11,005,000	0.000	08/01/37	2,847,654
12,290,000	0.000	08/01/39	2,672,706

			19,829,878

District of Columbia – 0.7%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,794,800

Florida – 0.2%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,162,740

Idaho – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,645,218

Illinois – 0.3%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)
1,100,000	5.650	10/01/18	1,208,603
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,149,920

			2,358,523

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – 0.6%
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage)
$ 5,000,000	3.000%	01/15/26	$ 4,961,600

Iowa – 0.2%
Iowa Student Loan Liquidity Corp. Revenue Bonds Series A-1 (AMT)
1,565,000	3.500	12/01/15	1,610,589

Maryland – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,116,430

Michigan – 0.2%
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)
1,500,000	5.875	05/01/22	1,599,255

Missouri – 1.6%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	3,229,400
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,150,940
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Taxable Series B
1,570,000	4.693	01/01/16	1,639,551
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,044,888
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,486,534
Saint Louis Special Administrative Board of The Transitional School District GO Bonds (Taxable-Refunding) (MO Direct Deposit) Series B
1,800,000	4.000	04/01/17	1,919,358

			13,470,671

Nevada – 0.3%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,820,097

New Jersey – 0.5%
New Jersey State Economic Development Authority Revenue Bonds (Taxable-Refunding) (School Facilities Construction) Series QQ
3,000,000	1.802	06/15/17	3,001,890
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,355,850

			4,357,740

New York – 1.2%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,240,080
1,055,000	5.008	06/01/22	1,191,327

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New York – (continued)
New York Housing Development Corporation Multy-Family Housing Revenue Bonds Taxable Series I
$ 2,600,000	1.921%	11/01/18	$ 2,601,664
New York State Housing Finance Agency Personal Income Tax Revenue Bonds Taxable Economic Development & Housing Series B
3,925,000	5.220	09/15/15	4,136,754

			10,169,825

Ohio – 0.6%
Ohio State GO Build America Bonds Series 2010
2,500,000	3.000	11/01/18	2,626,825
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,164,898

			4,791,723

Pennsylvania – 0.4%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,719,970

Puerto Rico – 0.3%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV
1,100,000	5.500	07/01/20	538,417
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ
3,400,000	5.250	07/01/18	1,665,932

			2,204,349

Rhode Island – 0.3%
Rhode Island Convention Center Authority Revenue Bonds Taxable Civic Center Series A (AGM)
2,155,000	5.810	05/15/16	2,321,043

South Carolina – 0.5%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
3,910,000	4.000	07/01/34	4,038,287

Washington – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,945,860

TOTAL MUNICIPAL BOND OBLIGATIONS			$ 95,248,511

Mortgage-Backed Obligations – 19.1%
Collateralized Mortgage Obligations – 13.2%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)
$ 2,112,967	2.472%	04/25/35	$ 2,126,258
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
2,479,079	6.000	02/25/34	2,638,645
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
1,395,337	5.500	11/25/20	1,423,359

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
$ 287,756	6.000%	04/25/36	$ 296,611
BCAP LLC Trust Series 2006-RR1, Class PE
4,823,151	5.000	11/25/36	4,924,635
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
2,460,972	2.469	11/25/35	1,942,480
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(c)
596,060	5.750	01/25/34	621,596
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
392,979	5.500	11/25/33	401,085
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
63,508	5.500	08/25/21	63,833
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
1,376,500	6.750	08/25/34	1,479,658
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
1,184,667	2.824	12/25/35	959,049
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
446,198	2.828	04/25/37	368,083
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
519,281	5.750	09/25/21	528,369
Citigroup Mortgage Loan Trust, Inc. Series 2009-5, Class 7A1(a)(b)
1,821,238	0.505	07/25/36	1,763,271
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
230,447	5.500	07/25/36	231,002
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
488,427	5.250	09/25/19	501,057
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
5,789	4.750	12/25/18	5,778
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
167,160	6.500	08/25/32	176,532
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
414,767	6.000	07/25/37	396,920
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
870,526	5.500	08/25/33	910,638
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
344,288	4.750	01/25/19	351,630
Countrywide Home Loans Trust Series 2005-27, Class 2A1
1,586,762	5.500	12/25/35	1,469,099
Countrywide Home Loans Trust Series 2005-6, Class 2A1
446,603	5.500	04/25/35	423,001
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
2,246,315	0.692	03/25/35	2,132,205
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
472,328	5.250	07/25/33	486,226
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
6,970,103	5.500	07/25/35	7,196,478
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(b)
4,212,271	3.000	06/25/43	4,040,983
FHLMC REMIC PAC Series 1579, Class PM
199,883	6.700	09/15/23	227,871
FHLMC REMIC PAC Series 2103, Class TE
153,590	6.000	12/15/28	167,934
FHLMC REMIC PAC Series 2110, Class PG
702,440	6.000	01/15/29	776,435

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 2391, Class Z
$ 1,885,752	6.000%	12/15/31	$ 2,060,718
FHLMC REMIC Series 2508, Class OY
254,286	4.500	10/15/17	263,319
FHLMC REMIC Series 2603, Class C
904,783	5.500	04/15/23	990,107
FHLMC REMIC Series 2677, Class BC
291,323	4.000	09/15/18	304,200
FHLMC REMIC Series 2866, Class DH
793,688	4.000	09/15/34	834,367
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
959,734	6.000	01/25/35	971,461
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
2,938,189	5.500	05/25/35	2,828,451
FNMA REMIC FNIC PAC Series 2001-45, Class WG
279,301	6.500	09/25/31	312,449
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,417,873
FNMA REMIC PAC Series 2003-14, Class AP
140,345	4.000	03/25/33	148,033
FNMA REMIC PAC Series 2004-53, Class NC
1,118,711	5.500	07/25/24	1,223,081
FNMA REMIC Series 2002-73, Class OE
849,555	5.000	11/25/17	891,619
FNMA REMIC Series 2002-82, Class XE
753,616	5.000	12/25/17	781,613
FNMA REMIC Series 2003-83, Class PG
181,962	5.000	06/25/23	191,749
FNMA REMIC Series 2003-84, Class PG
34,282	5.000	03/25/32	34,426
FNMA Series 2003-W6, Class 2A32
201,609	6.500	09/25/42	227,842
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(b)
1,453,664	0.492	12/25/34	1,384,498
Impac CMB Trust Series 2003-2F, Class A(b)
892,536	5.730	01/25/33	935,774
Impac CMB Trust Series 2004-4, Class 1A1(b)
2,262,002	0.792	09/25/34	2,155,778
Impac CMB Trust Series 2004-4, Class 2A2(c)
3,537,998	5.749	09/25/34	3,586,960
Impac Secured Assets Corp. Series 2004-2, Class A6(c)
420,626	5.740	08/25/34	441,757
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
2,149,398	6.000	03/25/36	1,850,202
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
705,847	5.040	04/25/37	654,378
JPMorgan Mortgage Trust Series 2013-3, Class A10(a)(b)
3,374,590	3.482	07/25/43	3,369,798
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(b)
4,542,792	3.000	06/25/29	4,629,091
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(b)
227,322	0.772	08/25/33	210,554
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(b)
1,469,178	2.636	07/25/33	1,460,382
Master Alternative Loans Trust Series 2004-4, Class 1A1
317,273	5.500	05/25/34	337,001

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Master Alternative Loans Trust Series 2004-4, Class 8A1
$ 1,770,751	6.500%	05/25/34	$ 1,840,538
Master Alternative Loans Trust Series 2004-9, Class A6(c)
1,186,975	5.143	08/25/34	1,240,988
Master Asset Securitization Trust Series 2003-10, Class 3A1
157,870	5.500	11/25/33	165,171
Master Asset Securitization Trust Series 2003-7, Class 1A1
352,491	5.500	09/25/33	365,920
Master Asset Securitization Trust Series 2004-3, Class 5A1
37,984	6.250	01/25/32	38,590
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)
524,956	1.686	03/25/33	503,462
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
2,434,448	5.590	11/25/35	2,446,776
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
1,968,663	6.000	08/25/37	1,791,267
NRP Mortgage Trust Series 2013-1, Class A23(a)(b)
3,871,237	3.250	07/25/43	3,949,014
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates Series 2005-1, Class M3(b)
1,370,000	0.722	02/25/35	1,311,301
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
1,543,338	2.402	05/25/38	1,454,117
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
1,710,535	6.032	11/25/21	1,614,068
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
79,505	5.076	07/25/35	81,014
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
1,313,869	4.750	04/25/33	1,353,251
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
2,859,490	5.750	02/25/34	2,992,859
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
452,471	0.652	07/25/35	391,726
Residential Asset Mortgage Products, Inc. Series 2004-SL4, Class A2
375,791	6.000	07/25/32	375,282
Residential Asset Securitization Trust Series 2004-A6, Class A1
954,857	5.000	08/25/19	982,831
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
244,177	6.000	05/25/33	257,060
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
386,723	5.500	11/25/35	364,574
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
1,113,039	5.750	12/25/35	1,071,283
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
720,441	5.500	12/25/21	747,010
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
915,343	0.463	11/20/34	913,644

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)
$ 1,620,643	2.489%	10/25/34	$ 1,630,238
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)
470,203	2.459	04/25/34	470,807
Structured Asset Securities Corp. Series 2003-29, Class 5A4
1,513,047	5.250	09/25/33	1,598,119
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
773,937	2.428	10/25/33	775,068
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
1,169,727	2.474	11/25/33	1,161,508
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)
572,685	2.659	11/25/33	562,445
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B(c)
1,377,565	5.710	06/25/34	1,410,487
Structured Asset Securities Corp. Series 2005-6, Class 5A2
126,791	5.000	05/25/35	129,561
Structured Asset Securities Corp. Series 2005-6, Class 5A4
175,532	5.000	05/25/35	178,835
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
751,278	5.500	06/25/20	767,215
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
703,540	2.613	09/25/35	686,140
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
699,910	5.250	03/25/37	737,264

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$111,887,635

Commercial Mortgage Obligations – 5.0%
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A2
$ 5,000,000	2.962%	11/10/46	$ 5,155,590
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class A2
2,520,000	2.904	10/10/46	2,595,862
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
3,020,000	3.147	02/10/47	3,135,590
Commercial Mortgage Trust Series 2012-CR2, Class A2
1,775,000	2.025	08/15/45	1,792,038
Commercial Mortgage Trust Series 2012-CR4, Class A2
1,000,000	1.801	10/15/45	998,501
Commercial Mortgage Trust Series 2013-CR6, Class A2
2,035,000	2.122	03/10/46	2,052,991
Commercial Mortgage Trust Series 2014-CR15, Class A2
5,000,000	2.928	02/10/47	5,151,695
Commercial Mortgage Trust Series 2014-LC15, Class A2
700,000	2.840	04/10/47	717,147
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
1,500,000	3.046	04/15/47	1,549,076

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2
$ 3,000,000	1.868%		11/15/45	$ 3,019,149
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A2
4,000,000	2.916		02/15/47	4,111,360
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A1
3,395,922	1.524		01/10/45	3,426,237
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A1(a)
1,128,961	2.501		02/15/44	1,139,036
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class A1(a)
1,217,933	1.607		06/15/44	1,223,787
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A2
2,455,000	2.895		03/15/47	2,519,458
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class A2
3,500,000	3.036		05/15/47	3,615,087

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS				$ 42,202,604

Mortgage-Backed Pass-Through Obligations – 0.9%
FHLMC
$ 7,111	8.500%		02/01/19	$ 7,173
34,070	8.500		03/01/21	36,551
323,423	7.000		05/01/26	367,754
6,646	7.000		10/01/30	6,727
46,869	7.500		12/01/30	54,675
89,194	7.500		01/01/31	99,424
157,976	7.000		08/01/31	186,395
1,776,773	5.000		05/01/33	1,981,309
384,633	2.354	(b)	05/01/34	410,090
469,730	2.441	(b)	01/01/36	502,424
FNMA
16,200	9.000		11/01/21	17,230
62,851	9.000		02/01/25	70,197
14,234	6.500		03/01/26	15,994
17,869	8.000		07/01/28	18,644
57,746	6.500		10/01/28	65,840
60,168	2.330	(b)	12/01/28	60,463
63,139	6.000		07/01/29	70,818
31,300	7.500		09/01/29	33,814
52,042	7.000		03/01/31	58,461
16,720	7.500		03/01/31	19,068
57,391	7.000		11/01/31	64,832
184,103	7.000		01/01/32	208,021
221,046	6.000		12/01/32	250,644
59,823	1.787	(b)	02/01/33	62,552
341,030	5.000		07/01/33	376,113
323,848	2.490	(b)	10/01/34	345,466
526,928	4.985	(b)	02/01/35	562,478
GNMA
135,425	8.000		02/15/22	149,773
50,201	7.500		08/20/25	57,747
227,281	7.500		07/20/26	267,390
169,185	6.500		04/15/31	195,508
229,676	6.500		05/15/31	263,644

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA (continued)
$ 705,684	5.500%	04/15/33	$ 789,868

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS			$ 7,677,087

TOTAL MORTGAGE-BACKED OBLIGATIONS			$161,767,326

Corporate Obligations – 52.2%
Aerospace/Defense – 0.7%
Goodrich Corp.
$ 1,000,000	4.875%	03/01/20	$ 1,086,091
Lockheed Martin Corp.
1,972,000	6.150	09/01/36	2,474,882
United Technologies Corp.
2,000,000	5.700	04/15/40	2,457,078

			6,018,051

Auto Manufacturers(a) – 0.7%
Daimler Finance NA LLC
3,000,000	2.300	01/09/15	3,023,667
Hyundai Capital America
2,900,000	2.550	02/06/19	2,930,027

			5,953,694

Beverages – 0.6%
Anheuser-Busch Cos., Inc.
1,500,000	5.600	03/01/17	1,665,287
Anheuser-Busch InBev Worldwide, Inc.
500,000	7.750	01/15/19	614,692
PepsiCo, Inc.
2,500,000	4.500	01/15/20	2,787,157

			5,067,136

Cable TV – 0.2%
Comcast Corp.
1,250,000	6.400	05/15/38	1,588,670

Chemicals – 0.6%
FMC Corp.
3,000,000	5.200	12/15/19	3,319,764
Sigma-Aldrich Corp.
2,000,000	3.375	11/01/20	2,082,054

			5,401,818

Commercial Banks – 4.8%
Bank of Nova Scotia(a)
5,000,000	1.950	01/30/17	5,109,585
Barclays Bank PLC
2,000,000	2.750	02/23/15	2,026,090
2,000,000	5.125	01/08/20	2,245,164
Commonwealth Bank of Australia(a)
3,400,000	2.250	03/16/17	3,493,466
Credit Suisse New York
3,000,000	5.400	01/14/20	3,353,118

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Commercial Banks – (continued)
Lloyds Bank PLC
$ 1,640,000	6.375%	01/21/21	$ 1,968,636
Manufacturers & Traders Trust Co.
5,840,000	2.250	07/25/19	5,797,374
National Bank of Canada
3,100,000	1.450	11/07/17	3,083,905
PNC Bank NA
1,900,000	6.875	04/01/18	2,226,601
2,500,000	2.950	01/30/23	2,434,597
Rabobank Nederland Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
4,510,000	2.250	01/14/19	4,546,824
Wachovia Bank NA
2,000,000	5.000	08/15/15	2,087,740
Wells Fargo Bank NA
2,000,000	6.180	02/15/36	2,428,226

			40,801,326

Commercial Services – 0.4%
Northwestern University
1,000,000	4.643	12/01/44	1,084,183
The ADT Corp.
2,000,000	2.250	07/15/17	1,950,000

			3,034,183

Communications Equipment – 0.4%
Cisco Systems, Inc.
2,700,000	4.450	01/15/20	2,974,134

Computer Services – 0.0%
International Business Machines Corp.
300,000	5.700	09/14/17	340,039

Consumer Services – 0.4%
eBay, Inc.
3,425,000	2.200	08/01/19	3,397,494

Diversified Manufacturing – 1.0%
GE Capital Trust I(b)
3,525,000	6.375	11/15/67	3,912,750
KOC Holding AS(a)
2,350,000	3.500	04/24/20	2,241,594
Parker-Hannifin Corp.
2,000,000	3.500	09/15/22	2,044,526

			8,198,870

Electric – 3.0%
Carolina Power & Light Co.
2,000,000	2.800	05/15/22	1,982,530
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	3,500,967
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,609,625
Emerson Electric Co.
1,000,000	6.125	04/15/39	1,275,547
PacifiCorp
2,000,000	3.850	06/15/21	2,139,752
1,900,000	6.100	08/01/36	2,433,514
Public Service Co. of Colorado
2,000,000	3.600	09/15/42	1,833,334

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electric – (continued)
San Diego Gas & Electric Co.
$ 1,585,000	5.300%		11/15/15	$ 1,676,794
3,100,000	6.000		06/01/39	3,993,433
Southern California Edison Co.
1,000,000	5.550		01/15/37	1,207,753
3,000,000	5.500		03/15/40	3,633,837
The Connecticut Light & Power Co.
415,000	5.650		05/01/18	471,597

				25,758,683

Financial – 11.0%
Abbey National Treasury Services PLC
1,000,000	3.050		08/23/18	1,038,408
Air Lease Corp.
3,000,000	3.375		01/15/19	3,063,750
1,175,000	3.875		04/01/21	1,185,281
American Honda Finance Corp.(a)
1,500,000	1.500		09/11/17	1,502,832
Ares Capital Corp.
2,250,000	4.875		11/30/18	2,368,622
Bank of America Corp.
2,000,000	3.700		09/01/15	2,062,266
2,000,000	5.700		01/24/22	2,300,308
Bank One Corp.(c)
1,000,000	8.530		03/01/19	1,234,276
BlackRock, Inc.
5,000,000	4.250		05/24/21	5,460,315
Blackstone Holdings Finance Co. LLC(a)
1,000,000	6.625		08/15/19	1,188,721
3,000,000	5.875		03/15/21	3,502,665
Caterpillar Financial Services Corp.
2,300,000	2.100		06/09/19	2,292,967
CDP Financial, Inc.(a)
1,000,000	3.150		07/24/24	991,028
Citigroup, Inc.
2,500,000	2.500		07/29/19	2,493,418
3,000,000	5.500		09/13/25	3,300,885
CME Group, Inc.
1,685,000	3.000		09/15/22	1,669,855
Ford Motor Credit Co. LLC
3,550,000	6.625		08/15/17	4,055,438
General Electric Capital Corp.
150,000	0.551	(b)	12/20/16	149,619
2,000,000	5.625		05/01/18	2,266,310
1,600,000	6.250	(b)	12/29/49	1,776,000
Invesco Finance PLC
4,715,000	3.125		11/30/22	4,663,375
Jefferies Group, Inc.
1,600,000	3.875		11/09/15	1,651,400
John Deere Capital Corp.
2,000,000	1.125		06/12/17	1,996,126
JPMorgan Chase & Co.
300,000	6.000		01/15/18	340,211
2,000,000	4.350		08/15/21	2,152,056
150,000	1.235	(b)	04/26/23	149,749
Legg Mason, Inc.
3,895,000	5.625		01/15/44	4,266,708
Merrill Lynch & Co., Inc.
2,250,000	6.400		08/28/17	2,553,244
1,270,000	6.875		04/25/18	1,482,181
1,270,000	6.500		07/15/18	1,474,881

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Metropolitan Life Insurance Co.(a)
$ 3,000,000	7.700%	11/01/15	$ 3,242,391
Morgan Stanley & Co.
2,500,000	4.875	11/01/22	2,661,858
1,875,000	4.100	05/22/23	1,880,957
Northern Trust Corp.
3,000,000	3.950	10/30/25	3,112,794
NYSE Euronext
1,250,000	2.000	10/05/17	1,266,370
PNC Financial Services Group, Inc.(b)
2,500,000	6.750	07/29/49	2,787,500
Royal Bank of Canada
610,000	1.200	09/09/17	606,762
TD Ameritrade Holding Corp.
400,000	5.600	12/01/19	463,006
The Bank of New York Mellon Corp.
2,000,000	2.400	01/17/17	2,060,214
The Toronto-Dominion Bank
3,000,000	2.500	07/14/16	3,101,700
Toyota Motor Credit Corp.
2,000,000	1.750	05/22/17	2,024,894
1,000,000	2.000	10/24/18	1,003,557
Wells Fargo & Co.
1,565,000	3.450	02/13/23	1,550,043
2,500,000	4.100	06/03/26	2,519,498

			92,914,439

Food – 0.9%
Campbell Soup Co.
235,000	3.050	07/15/17	245,631
Danone SA(a)
2,700,000	3.000	06/15/22	2,648,652
Grupo Bimbo SAB de CV(a)
1,000,000	3.875	06/27/24	992,880
Pernod-Ricard SA(a)
3,500,000	5.750	04/07/21	4,021,794

			7,908,957

Hardware – 0.7%
Broadcom Corp.
1,340,000	3.500	08/01/24	1,329,830
Intel Corp.
400,000	1.350	12/15/17	399,420
Xilinx, Inc.
4,425,000	3.000	03/15/21	4,432,558

			6,161,808

Healtcare-Products – 0.4%
Baxter International, Inc.
2,650,000	5.375	06/01/18	2,983,020

Health Technology – 0.5%
Amgen, Inc.
400,000	2.500	11/15/16	413,447
1,295,000	6.400	02/01/39	1,612,794
Becton, Dickinson & Co.
2,000,000	3.250	11/12/20	2,068,662

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Technology – (continued)
Gilead Sciences, Inc.
$ 300,000	3.050%	12/01/16	$ 313,316

			4,408,219

Healthcare-Services – 0.4%
Laboratory Corp. of America Holdings
300,000	5.625	12/15/15	319,205
100,000	3.125	05/15/16	103,864
Mayo Clinic Rochester
2,600,000	3.774	11/15/43	2,418,996
Quest Diagnostics, Inc.
525,000	6.400	07/01/17	592,991
UnitedHealth Group, Inc.
250,000	1.400	10/15/17	249,655

			3,684,711

Household Products – 0.3%
Church & Dwight Co., Inc.
2,000,000	2.875	10/01/22	1,930,416
Stanley Black & Decker, Inc.
1,050,000	2.900	11/01/22	1,022,403

			2,952,819

Industrial – 0.7%
Amphenol Corp.
1,565,000	2.550	01/30/19	1,579,564
Joy Global, Inc.
2,860,000	5.125	10/15/21	3,108,431
Receipts on Corporate Securities Trust NSC-1998-1
1,033,227	6.375	05/15/17	1,038,393

			5,726,388

Insurance – 5.1%
Aegon NV
2,650,000	4.625	12/01/15	2,781,289
American International Group, Inc.
1,000,000	5.450	05/18/17	1,108,983
1,400,000	4.125	02/15/24	1,460,432
Assurant, Inc.
3,775,000	2.500	03/15/18	3,800,115
Assured Guaranty US Holdings, Inc.
1,500,000	5.000	07/01/24	1,513,773
AXA Equitable Life Insurance Co.(a)
6,220,000	7.700	12/01/15	6,731,552
CNA Financial Corp.
2,215,000	7.350	11/15/19	2,706,566
Genworth Financial, Inc.
738,000	8.625	12/15/16	858,604
2,000,000	7.625	09/24/21	2,477,488
Liberty Mutual Group, Inc.(a)
1,110,000	4.250	06/15/23	1,141,405
MassMutual Global Funding II(a)
2,000,000	2.100	08/02/18	2,007,552
MetLife, Inc.
2,055,000	10.750	08/01/39	3,277,725
PartnerRe Finance B LLC
525,000	5.500	06/01/20	593,220
Prudential Financial, Inc.(b)
2,000,000	5.875	09/15/42	2,165,000

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Insurance – (continued)
Reinsurance Group of America, Inc.
$ 2,000,000	6.450%	11/15/19	$ 2,347,536
2,100,000	5.000	06/01/21	2,353,292
Sirius International Group Ltd.(a)
1,269,000	6.375	03/20/17	1,413,563
Symetra Financial Corp.(a)
4,235,000	6.125	04/01/16	4,525,885

			43,263,980

Media Non-Cable – 0.5%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
2,875,000	5.000	03/01/21	3,185,580
The Interpublic Group of Cos., Inc.
1,000,000	2.250	11/15/17	1,012,748

			4,198,328

Metals & Mining – 1.6%
Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375	03/15/18	1,009,102
Glencore Funding LLC(a)
3,000,000	2.500	01/15/19	2,974,188
Rio Tinto Finance USA Ltd.
3,000,000	5.200	11/02/40	3,320,289
Rio Tinto Finance USA PLC
3,000,000	1.625	08/21/17	3,023,253
Timken Co.
2,750,000	6.875	05/08/28	3,226,696

			13,553,528

Oil & Gas – 2.4%
Apache Corp.
675,000	5.625	01/15/17	746,491
1,360,000	7.375	08/15/47	1,859,393
BG Energy Capital PLC(a)
3,000,000	2.875	10/15/16	3,111,252
BP Capital Markets PLC
6,000,000	1.375	11/06/17	5,981,136
Energen Corp.
2,000,000	4.625	09/01/21	2,008,196
Hess Corp.
2,115,000	7.875	10/01/29	2,899,765
Rowan Cos., Inc.
1,000,000	4.750	01/15/24	1,043,470
Tosco Corp.
2,095,000	8.125	02/15/30	3,086,735

			20,736,438

Pharmaceuticals – 2.0%
Actavis Funding SCS(a)
3,000,000	2.450	06/15/19	2,985,435
AstraZeneca PLC
500,000	5.900	09/15/17	567,532
3,000,000	1.950	09/18/19	2,972,967
Johnson & Johnson
400,000	5.150	07/15/18	453,549
McKesson Corp.
225,000	3.250	03/01/16	233,062
Mylan, Inc.(a)
1,455,000	6.000	11/15/18	1,515,650
3,135,000	7.875	07/15/20	3,447,701

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Pfizer, Inc.
$ 2,900,000	7.200%	03/15/39	$ 4,073,149
Pharmacia Corp.
475,000	6.500	12/01/18	561,150

			16,810,195

Pipelines – 2.0%
Buckeye Partners LP
2,000,000	4.150	07/01/23	2,054,800
DCP Midstream LLC
3,397,000	8.125	08/16/30	4,489,839
DCP Midstream Operating LP
3,000,000	3.875	03/15/23	3,028,104
ONEOK Partners LP
875,000	8.625	03/01/19	1,098,853
Tennessee Gas Pipeline Co. LLC
2,000,000	7.625	04/01/37	2,757,028
Williams Partners LP
3,390,000	4.500	11/15/23	3,573,629

			17,002,253

Real Estate – 3.4%
American Campus Communities Operating Partnership LP
2,250,000	4.125	07/01/24	2,258,703
Essex Portfolio LP(a)
1,000,000	3.875	05/01/24	1,011,788
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,321,814
825,000	5.000	08/15/22	870,694
1,685,000	4.650	03/15/24	1,722,164
Kimco Realty Corp.
1,345,000	3.125	06/01/23	1,291,509
Mid-America Apartments LP
1,860,000	4.300	10/15/23	1,931,943
National Retail Properties, Inc.
1,000,000	3.900	06/15/24	998,210
Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,218,530
2,800,000	4.450	03/15/24	2,831,425
Post Apartment Homes LP
1,500,000	3.375	12/01/22	1,457,330
Realty Income Corp.
2,000,000	2.000	01/31/18	1,997,250
320,000	6.750	08/15/19	379,445
Simon Property Group LP
2,815,000	3.750	02/01/24	2,871,106
UDR, Inc.
2,640,000	3.750	07/01/24	2,639,926
Washington Real Estate Investment Trust
1,580,000	3.950	10/15/22	1,574,680
WP Carey, Inc.
2,000,000	4.600	04/01/24	2,060,640

			28,437,157

Retail – 0.3%
O’Reilly Automotive, Inc.
1,000,000	3.800	09/01/22	1,019,971

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Retail – (continued)
Wal-Mart Stores, Inc.
$ 1,250,000	6.200%	04/15/38	$ 1,595,845

			2,615,816

Software – 0.4%
Adobe Systems, Inc.
563,000	4.750	02/01/20	620,709
Oracle Corp.
2,685,000	2.250	10/08/19	2,672,456

			3,293,165

Sovereign Agency – 0.2%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,953,706

Telecommunications – 2.4%
AT&T, Inc.
200,000	5.500	02/01/18	225,265
4,000,000	4.800	06/15/44	4,052,604
Bellsouth Capital Funding Corp.
2,465,000	7.875	02/15/30	3,293,869
Orange SA
300,000	2.125	09/16/15	304,136
SBA Tower Trust(a)
3,240,000	5.101	04/17/17	3,451,125
Telefonica Emisiones SAU
2,635,000	3.729	04/27/15	2,689,689
Verizon Communications, Inc.
450,000	3.500	11/01/21	461,105
4,630,000	4.150	03/15/24	4,791,004
Vodafone Group PLC
1,000,000	1.500	02/19/18	989,195

			20,257,992

Transportation – 0.3%
PACCAR Financial Corp.
1,000,000	1.100	06/06/17	995,715
Union Pacific Corp.
500,000	4.750	09/15/41	541,097
1,220,000	4.750	12/15/43	1,322,531

			2,859,343

Trucking & Leasing(a) – 0.2%
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2,000,000	3.125	05/11/15	2,038,198

Utilities – 2.5%
Alabama Power Co.
6,166,000	5.650	03/15/35	6,315,507
Commonwealth Edison Co.
1,230,000	6.450	01/15/38	1,645,345
Entergy Louisiana LLC
3,000,000	3.780	04/01/25	3,023,391
KeySpan Corp.
2,975,000	8.000	11/15/30	4,082,054
Louisville Gas & Electric Co.
1,850,000	4.650	11/15/43	2,005,152
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,556,900

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Utilities – (continued)
PPL Electric Utilities Corp.
$ 1,025,000	4.750%	07/15/43	$ 1,136,902

			20,765,251

Yankee – 1.2%
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,517,421
UBS AG
7,335,000	7.375	06/15/17	8,380,788

			9,898,209

TOTAL CORPORATE OBLIGATIONS			$442,958,018

Foreign Debt Obligations – 0.1%
Sovereign – 0.1%
Ontario Province of Canada
$ 275,000	2.950%	02/05/15	$ 278,730
245,000	1.650	09/27/19	239,365

TOTAL FOREIGN DEBT OBLIGATIONS			$ 518,095

U.S. Government Agency Obligations – 4.7%
FFCB
$ 150,000	1.290%	09/25/18	$ 149,038
350,000	1.690	08/28/19	343,848
350,000	1.420	10/22/19	340,395
2,860,000	5.190	04/22/21	3,369,266
FHLB
2,650,000	7.125	02/15/30	3,728,288
FHLMC
2,500,000	5.000	02/16/17	2,761,310
5,500,000	5.500	08/23/17	6,222,568
3,000,000	4.875	06/13/18	3,389,544
FNMA
4,500,000	5.000	02/13/17	4,964,900
3,000,000	5.000	05/11/17	3,325,347
6,000,000	5.375	06/12/17	6,744,636
1,240,000	2.500	10/16/18	1,245,237
Tennessee Valley Authority
2,012,114	4.929	01/15/21	2,258,598
1,117,426	5.131	01/15/21	1,254,311

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$ 40,097,286

U.S. Treasury Obligations – 1.5%
United States Treasury Bonds
$ 3,000,000	4.500%	02/15/36	$ 3,652,500
3,000,000	3.500	02/15/39	3,141,564
United States Treasury Inflation Protected Securities
303,717	0.125	04/15/17	311,642
370,454	0.125	04/15/18	379,398

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Note
$ 5,000,000	2.750%	11/30/16	$ 5,236,330

TOTAL U.S. TREASURY OBLIGATIONS			$ 12,721,434

Shares	Description	Rate	Value
Investment Company – 0.6%
Vanguard Long-Term Investment Grade Fund Admiral Shares
506,527		4.890%	$ 5,303,341

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investment(e) – 2.2%
Repurchase Agreement – 2.2%
State Street Bank & Trust Co.
$18,552,000	0.000%	08/01/14	$ 18,552,000
Maturity Value: $18,552,000

TOTAL INVESTMENTS – 99.4%			$843,408,021

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			4,702,883

NET ASSETS – 100.0%			$848,110,904

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $114,623,769, which represents approximately 13.5% of net assets as of July 31, 2014.

(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2014.

(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2014. Maturity date disclosed is the ultimate maturity.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Repurchase agreement was entered into on July 31, 2014. This agreement was fully collateralized by $13,485,000 U.S. Treasury Bond, 8.000%, due 11/15/21 with a market value of $18,923,527.

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
FFCB	— Federal Farm Credit Bank
FHA	— Insured by Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNIC	— Financial Network Investment Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$798,581,450
Gross unrealized gain	57,112,360
Gross unrealized loss	(12,285,789)
Net unrealized security gain	$44,826,571

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 3.8%
Commercial – 0.2%
Small Business Administration Series 2006-P10B, Class 1
$ 160,621	5.681%	08/10/16	$ 167,677

Home Equity(a) – 3.6%
Argent Securities, Inc. Series 2004-W5, Class AV3B
667,694	1.052	04/25/34	648,533
Bear Stearns Asset Backed Securities Trust Series 2004-SD4, Class A1
1,115,237	1.052	08/25/44	1,122,160
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
516,654	1.052	11/25/34	512,824
Lehman XS Trust Series 2005-7N, Class 1A1A
240,247	0.422	12/25/35	218,452
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
533,617	1.232	03/25/33	514,445
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
279,950	1.552	07/25/34	263,360
Terwin Mortgage Trust Series 2004-9HE, Class A1(b)
201,603	0.952	09/25/34	189,753

			3,469,527

TOTAL ASSET-BACKED SECURITIES			$ 3,637,204

Mortgage-Backed Obligations – 21.1%
Collateralized Mortgage Obligations – 19.6%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
$ 302,859	2.472%	04/25/35	$ 304,764
American Home Mortgage Investment Trust Series 2004-3, Class 6A4(c)
89,757	5.010	10/25/34	90,654
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
270,348	6.000	02/25/34	287,749
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
450,704	2.848	11/25/33	452,106
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
19,661	4.892	09/20/34	19,631
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
172,319	5.773	11/25/34	168,536
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
152,579	5.500	11/25/33	155,726
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
141,288	2.604	09/25/34	143,171
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
183,223	5.375	01/25/35	179,760
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
3,468	4.750	12/25/18	3,462
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
42,587	5.500	08/25/33	44,549
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
89,994	5.000	02/25/18	91,518
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
213,085	2.424	11/19/33	210,437

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 023, Class PK
$ 214,988	6.000%	11/25/23	$ 233,842
FHLMC REMIC PAC Series 041, Class F
6,359	10.000	05/15/20	6,544
FHLMC REMIC PAC Series 159, Class H
15,164	4.500	09/15/21	16,004
FHLMC REMIC PAC Series 2022, Class PE
41,910	6.500	01/15/28	46,597
FHLMC REMIC PAC Series 2109, Class PE
94,307	6.000	12/15/28	102,661
FHLMC REMIC PAC Series 2345, Class PQ
7,526	6.500	08/15/16	7,880
FHLMC REMIC PAC Series 3841, Class ED
63,234	3.000	07/15/38	64,038
FHLMC REMIC Series 2830, Class DA
42,704	5.000	07/15/19	45,265
FHLMC REMIC Series 2972, Class CA
86,270	4.500	05/15/20	89,913
FHLMC REMIC Series 3634, Class BJ
68,342	3.000	08/15/27	69,188
FHLMC REMIC Series 3816, Class HA
1,074,611	3.500	11/15/25	1,106,254
FHLMC REMIC Series 3968, Class AT
398,990	3.500	03/15/38	412,706
First Horizon Mortgage Pass-Through Trust Series 2003-AR3, Class 2A1(a)
804,483	2.592	09/25/33	809,259
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(d)
17,192	0.000	06/25/22	16,576
FNMA REMIC PAC Series 1992-129, Class L
86,928	6.000	07/25/22	94,567
FNMA REMIC PAC Series 1998-36, Class J
11,965	6.000	07/18/28	12,210
FNMA REMIC PAC Series 2001-71, Class MB
47,673	6.000	12/25/16	49,710
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	633,446
FNMA REMIC PAC Series 2003-14, Class AP
188,699	4.000	03/25/33	199,036
FNMA REMIC Series 1991-137, Class H
44,536	7.000	10/25/21	49,615
FNMA REMIC Series 1993-182, Class FA(a)
15,704	1.880	09/25/23	16,038
FNMA REMIC Series 2010-135, Class EA
760,746	3.000	01/25/40	775,111
FNMA Series 2003-W17, Class 1A6
6,117	5.310	08/25/33	6,153
GNMA Series 2001-53, Class F(a)
4,658	0.506	10/20/31	4,661
GNMA Series 2009-65, Class AF
314,292	4.000	07/20/39	332,496
GNMA Series 2010-115, Class QJ
475,416	3.500	11/20/38	490,837
GNMA Series 2010-14, Class PA
271,563	3.000	02/20/40	278,515
GNMA Series 2010-89, Class GL
1,217,621	4.000	05/20/39	1,284,612
GSR Mortgage Loan Trust Series 2003-6F, Class A1
132,217	3.000	09/25/32	129,930
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
139,570	5.500	03/25/19	144,408

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
$ 553,281	0.592%	05/25/35	$ 507,788
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,042,155	2.671	01/25/36	971,944
Impac CMB Trust Series 2003-2F, Class A(a)
552,522	5.730	01/25/33	579,289
Impac CMB Trust Series 2003-8, Class 2A1(a)
176,274	1.052	10/25/33	176,705
Impac CMB Trust Series 2004-7, Class 1A1(a)
159,231	0.892	11/25/34	153,258
Impac CMB Trust Series 2005-2, Class 2A2(a)
256,736	0.952	04/25/35	250,416
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
1,061,034	0.502	05/25/36	1,051,683
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
238,295	2.702	10/25/34	242,405
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
313,155	2.642	04/21/34	316,898
Master Alternative Loans Trust Series 2004-9, Class A6(c)
251,783	5.143	08/25/34	263,240
Master Asset Securitization Trust Series 2004-3, Class 5A1
18,063	6.250	01/25/32	18,351
MortgageIT Trust Series 2005-1, Class 1A1(a)
1,884,536	0.472	02/25/35	1,846,132
Residential Accredit Loans, Inc. Series 2003-QS4, Class A4(a)
647,816	0.582	03/25/33	627,530
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
64,466	3.221	09/25/34	64,772
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
132,175	4.750	04/25/34	135,862
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AII
37,883	5.000	05/25/18	38,677
Residential Funding Mortgage Securities Corp. Series 2004-S4, Class 2A6
408,405	4.500	04/25/19	419,554
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
12,528	6.250	12/25/23	12,862
Sequoia Mortgage Trust Series 10, Class 1A(a)
99,486	0.956	10/20/27	97,745
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
206,677	0.813	06/20/33	200,533
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
702,095	2.428	10/25/33	703,121
Vendee Mortgage Trust Series 1996-2, Class 1Z
149,913	6.750	06/15/26	172,239
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
146,162	5.000	05/25/18	149,684
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
180,754	5.750	09/25/18	184,929

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$18,865,752

Commercial Mortgage Obligation – 0.0%
GNMA Series 2010-124, Class A
37,754	3.848	10/16/32	37,727

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – 1.5%
FHLMC
$ 29,189	5.500%		08/01/17	$ 30,952
70,547	5.500		09/01/21	75,796
36,907	6.000		10/01/23	41,356
80,730	5.000		05/01/27	89,647
FNMA
28,472	10.500		11/01/15	28,934
15,391	6.000		07/01/16	15,825
124,421	5.500		05/01/19	132,000
123,954	5.500		06/01/20	131,466
1,609	9.000		07/01/24	1,616
7,120	2.330	(a)	12/01/28	7,155
17,391	7.000		11/01/31	19,646
286,232	6.000		07/01/33	323,763
280,308	2.274	(a)	02/01/34	298,815
151,008	2.490	(a)	10/01/34	161,088
GNMA
4,204	8.000		07/15/17	4,221
263	2.000	(a)	11/20/24	273
581	3.000	(a)	12/20/24	605
9,965	1.625	(a)	04/20/26	10,248
8,910	1.625	(a)	08/20/26	9,238
10,718	1.625	(a)	01/20/28	11,041

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$ 1,393,685

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 20,297,164

U.S. Government Agency Obligations – 63.4%
FFCB
$ 1,170,000	3.000%		09/22/14	$ 1,174,808
250,000	7.000		09/01/15	267,923
500,000	6.125		12/29/15	540,815
1,000,000	0.650		01/17/17	996,134
1,000,000	0.690		05/16/17	992,717
1,000,000	1.370		10/02/17	1,001,737
FHLB
1,000,000	5.250		09/12/14	1,005,893
2,500,000	5.000		12/21/15	2,662,640
1,000,000	0.580		01/09/17	995,598
1,000,000	0.625	(c)	07/30/18	997,948
950,000	1.750		08/07/18	948,614
1,750,000	1.750	(c)	12/20/24	1,704,875
FHLMC
1,000,000	4.500		01/15/15	1,019,987
1,200,000	2.875		02/09/15	1,217,312
2,600,000	1.750		09/10/15	2,643,415
1,300,000	5.300		12/01/15	1,385,534
2,250,000	2.500		05/27/16	2,331,243
1,000,000	1.250		05/12/17	1,006,240
1,000,000	1.000		06/29/17	997,367
1,150,000	1.000		07/28/17	1,147,496
2,000,000	1.750		05/30/19	1,995,122
1,500,000	1.250		08/01/19	1,455,120
FNMA
1,500,000	0.875		08/28/14	1,500,857
1,000,000	2.625		11/20/14	1,007,687
1,800,000	5.000		04/15/15	1,861,083
2,450,000	2.375		07/28/15	2,502,538
1,000,000	4.375		10/15/15	1,049,416
1,350,000	2.125	(c)	10/21/15	1,379,581
2,000,000	1.625		10/26/15	2,033,754
1,170,000	0.750		03/11/16	1,170,697
1,800,000	5.000		03/15/16	1,932,989
1,500,000	1.250		09/28/16	1,517,973
1,000,000	0.750		04/20/17	993,526
2,000,000	1.125		04/27/17	2,007,138
1,175,000	0.500	(c)	06/27/17	1,166,191
1,200,000	1.000		09/20/17	1,194,439
1,200,000	1.000	(c)	09/27/17	1,190,936

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FNMA – (continued)
$ 1,200,000	0.600	%(c)	11/27/17	$ 1,200,360
1,175,000	0.800	(c)	01/29/18	1,170,959
1,000,000	0.875		02/08/18	985,607
1,915,000	1.500		03/13/18	1,919,238
1,000,000	1.500		04/24/18	995,581
1,000,000	2.500		10/16/18	1,004,223
1,000,000	1.875		02/19/19	1,005,976
1,500,000	1.750		06/20/19	1,493,516
389,000	2.500		12/27/24	362,107

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 61,134,910

U.S. Treasury Obligations – 10.6%
United States Treasury Inflation Indexed Notes
$ 860,790	2.625%		07/15/17	$ 954,267
882,480	1.375		07/15/18	955,147
886,344	2.125		01/15/19	988,758
880,008	1.375		01/15/20	957,146
United States Treasury Notes
1,500,000	2.125		05/31/15	1,524,903
1,000,000	1.375		06/30/18	996,484
2,000,000	1.250		04/30/19	1,958,906
2,000,000	0.875		07/31/19	1,912,656

TOTAL U.S. TREASURY OBLIGATIONS				$ 10,248,267

Short-term Investment(e) – 0.9%
Repurchase Agreement – 0.9%
State Street Bank & Trust Co.
$ 881,000	0.000%		08/01/14	$ 881,000
Maturity Value: $881,000

TOTAL INVESTMENTS – 99.8%				$ 96,198,545

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%				215,231

NET ASSETS – 100.0%				$ 96,413,776

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at July 31, 2014.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $453,113, which represents approximately 0.5% of net assets as of July 31, 2014.

(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2014. Maturity date disclosed is the ultimate maturity.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Repurchase agreement was entered into on July 31, 2014. This agreement was fully collateralized by $900,000 U.S. Treasury Note, 1.500%, due 08/31/18 with a market value of $903,362.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$95,155,118
Gross unrealized gain	4,233,110
Gross unrealized loss	(3,189,683)
Net unrealized security loss	$1,043,427

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 91.9%
Arizona – 10.5%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
$ 700,000	4.700%	01/01/21	$ 773,297
750,000	4.750	01/01/22	821,692
1,000,000	5.000	01/01/25	1,103,290
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000	05/15/30	1,591,710
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding-Midwestern University) (A-/NR)
1,200,000	5.250	05/15/19	1,337,388
Maricopa County AZ Unified School District No. 69 Paradise Valley GO Bonds (School Improvement Project 2011) Series D (NR/Aa2)
3,140,000	4.000	07/01/18	3,466,843
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,500,000	5.000	06/01/21	1,797,240
1,000,000	5.000	06/01/22	1,207,360
1,000,000	5.000	06/01/23	1,215,340
Pinal County AZ Electric District No. 3 Revenue Bonds (Refunding) (A/NR)
1,165,000	5.000	07/01/19	1,335,731
Pinal County AZ Electric District No.3 (Refunding) (A/NR)
1,835,000	5.000	07/01/21	2,152,198
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
860,000	5.000	07/01/17	956,956
335,000	5.000	07/01/18	380,815
350,000	5.000	07/01/19	394,167
1,100,000	5.125	07/01/22	1,232,022
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (NATL-RE) (AA-/A3)
1,070,000	5.000	08/01/27	1,152,989
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue Bonds (Sub Lien) Series 2008 (Assured Guaranty) (AA/A1)
3,475,000	5.750	07/15/18	4,048,722
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)
1,000,000	5.000	07/01/19	1,105,460
1,000,000	5.000	07/01/21	1,103,640

			27,176,860

Arkansas – 0.2%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (ADFA-GTD) (A/NR)
535,000	5.480	09/01/17	536,102

California – 3.1%
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560	08/01/25	1,091,100
Corona-Norca Unified School District Series C (AA-/Aa2)(a)
500,000	0.000	09/01/24	356,035
Fresno CA Unified School District GO Bonds Election of 2001 Series G (NR/Aa3)(a)
1,000,000	0.000	08/01/24	670,670
Port Oakland CA Revenue Bonds Series C (NATL-RE) (AA-/A3)
600,000	5.000	11/01/16	660,318
San Marcos CA Unified School District GO Bonds (Capital Appreciation) Series 2011 (AA-/Aa3)(a)
5,045,000	0.000	08/01/25	3,401,289

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Santa Clara County CA East Side Union High School District GO Bonds (Refunding) Series B (NATL-RE) (AA-/A3)
$ 800,000	5.250%	02/01/23	$ 972,104
Wasco CA Union School District GO Bonds (Capital Appreciation) Series A (NATL-RE) (FGIC) (AA-/A3)(a)
490,000	0.000	08/01/24	320,043
510,000	0.000	08/01/25	313,757
535,000	0.000	08/01/26	308,690

			8,094,006

Colorado – 1.3%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
1,000,000	4.500	03/01/20	1,078,560
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Johnson & Wales University Project) Series B (A-/A2)
1,255,000	5.000	04/01/22	1,455,273
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
285,000	4.350	11/01/19	293,313
300,000	4.600	11/01/20	311,100
Westminster CO Certificates of Participation (Refunding) (NATL-RE) (AA-/A3)
250,000	4.500	12/01/23	257,095

			3,395,341

Connecticut – 2.7%
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)
1,100,000	3.250	11/15/24	1,057,958
1,350,000	3.500	11/15/25	1,305,842
1,600,000	3.625	11/15/26	1,543,680
1,550,000	3.750	11/15/27	1,502,539
1,600,000	3.750	11/15/28	1,536,512

			6,946,531

District of Columbia – 0.5%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,286,614

Florida – 5.6%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	922,215
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,132,510
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series L (A+/Aa3)
1,500,000	3.100	12/01/20	1,574,715
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500	07/01/21	59,809
Lake County FL School Board Certificate of Participation (Refunding-Master Lease Program) Series A (A/NR)
725,000	5.000	06/01/24	826,978
Lake County FL School Board Certificates of Participation Series A (AMBAC) (A/WR)
1,500,000	5.000	06/01/24	1,559,625
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)
1,000,000	5.000	10/01/22	1,149,160
1,000,000	5.250	10/01/23	1,163,400
1,000,000	5.500	10/01/25	1,178,890

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)
$ 685,000	5.250%	04/01/21	$ 807,636
Miami-Dade County FL Revenue Bonds (Refunding-Seaport) Series B (AMT) (NR/Baa1)
1,995,000	5.000	10/01/22	2,320,863
Miami-Dade County FL Revenue Bonds (Refunding-Seaport) Series D (NR/Baa1)
1,305,000	5.000	10/01/22	1,518,159
Port St. Lucie FL Lease Revenue Bonds (Taxable-Wyndcrest Project) Series A (A/A1)
200,000	6.090	09/01/20	201,496

			14,415,456

Georgia – 0.3%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NATL-RE) (AA-/A3)
90,000	6.100	10/01/19	103,954
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NATL-RE) (AA-/Aa2)
55,000	5.500	08/01/23	65,338
Gainesville & Hall County Hospital Authority Revenue Bonds (Northeast Georgia Healthcare System) Series B (AA-/NR)
500,000	4.000	02/15/20	539,835

			709,127

Illinois – 11.9%
Chicago IL Board of Education GO Bonds (Refunding) Series A (AMBAC) (A+/Baa1)
2,050,000	5.500	12/01/25	2,331,670
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago School Reform) Series B (NATL- RE) (FGIC) (AA-/A3)
1,000,000	5.250	12/01/18	1,136,120
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago Trasit Authority) Series 2006 (AMBAC) (A+/A2)
350,000	5.250	03/01/33	383,726
Cook & DuPage Counties IL High School District No. 210 GO Bonds Series 2006 (NATL-RE) (NR/Aa2)
360,000	5.000	01/01/26	379,109
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds – Direct Payment to Issuer) Series B (Assured Guaranty) (AA/A3)
300,000	6.400	12/01/28	347,814
Cook County IL School District No. 144 Prairie Hills GO Bonds (Capital Appreciation-Refunding) Series C (AGM) (NR/A2)(a)
2,320,000	0.000	12/01/22	1,672,650
2,080,000	0.000	12/01/25	1,252,555
DeKalb County IL Community Unit School District No. 424 GO Bonds (Capital Appreciation) Series 2001 (AMBAC) (NR/A1)(a)
1,000,000	0.000	01/01/18	924,450
DeKalb County IL Community Unit School District No. 428 GO Bonds (Capital Appreciation-School Building) (AA-/Aa2)(a)
1,500,000	0.000	01/01/20	1,303,815
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA/NR)
455,000	4.625	02/01/21	491,059
400,000	5.000	02/01/23	463,448
Illinois Finance Authority Revenue Bonds (Columbia College) (NATL-RE) (AA-/A3)
2,000,000	5.250	12/01/22	2,193,660

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)
$ 470,000	4.850%	01/01/26	$ 497,190
1,625,000	5.000	01/01/30	1,716,162
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) Series 2011 (BBB+/NR)
300,000	5.000	12/01/17	326,157
405,000	4.000	12/01/18	430,244
420,000	4.250	12/01/19	449,476
440,000	4.500	12/01/20	478,526
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,210,000	5.500	08/15/24	1,330,661
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)
1,000,000	5.375	08/15/26	1,109,990
Illinois State GO Bonds (A-/A3)
3,000,000	4.000	09/01/21	3,148,830
Illinois State GO Bonds Series A (A-/A3)
1,000,000	5.000	03/01/28	1,001,560
Northern Illinois Municipal Power Agency Revenue Bonds (Prairie State Project) Series A (NATL-RE) (NR/A2)
1,000,000	5.000	01/01/20	1,112,240
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA/NR)(a)
540,000	0.000	04/01/18	497,232
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)
750,000	4.750	10/01/32	761,617
University of Illinois Board of Trustees Certificates of Participation Series A (AA-/Aa3)
1,000,000	5.000	10/01/20	1,123,600
Will County IL Community High School District No. 210 Lincoln-Way GO Bonds (Unrefunded-Capital Appreciation) Series 2006 (AGM) (NR/Aa3)(a)
1,535,000	0.000	01/01/21	1,291,887
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (AA-/A3)(a)
3,000,000	0.000	11/01/19	2,633,850

			30,789,298

Indiana – 1.6%
Allen County IN War Memorial Revenue Bonds (Refunding-Coliseum Additions Building Corp.) Series A (NR/Aa3)
615,000	5.000	11/01/16	671,906
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930	02/01/17	268,550
675,000	6.050	02/01/23	760,009
Indiana Bond Bank Revenue Bonds (Special Project-Hendricks Regional Health) Series A (AA/NR)
120,000	5.000	08/01/14	120,000
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A1)
815,000	5.000	02/01/28	914,919
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)
530,000	5.310	04/01/25	564,111

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)
$ 900,000	4.500%	09/01/32	$886,833

			4,186,328

Iowa – 0.6%
Iowa Finance Authority Health Facilities Revenue Bonds (Mercy Medical Center Project) Series 2012 (A+/A2)
1,410,000	5.000	08/15/27	1,535,264
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AA+/Aaa)
85,000	4.300	07/01/16	85,045

			1,620,309

Kansas – 2.3%
Burlington KS Environment Improvement Revenue Bonds (Refunding-Kansas City Power & Light) Series A (AAA/Aa1)(b)
5,000,000	0.070	09/01/35	5,000,000
Junction City KS GO Bonds (Refunding) Series A (A/NR)
710,000	5.000	09/01/18	799,410

			5,799,410

Kentucky – 1.2%
Ashland KY Medical Center Revenue Bonds (Ashland Hospital Corp.) Series B (BBB/A3)
1,000,000	5.000	02/01/23	1,062,510
Kentucky State Higher Education Student Loan Corp. (Senior Lien) Series A (AMT) (A/NR)
2,000,000	3.750	06/01/26	1,991,660

			3,054,170

Louisiana – 4.3%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A-/A3)
5,000,000	5.500	10/01/25	5,712,700
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (A/A2)
3,715,000	5.250	10/01/27	4,231,571
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding-North Oaks Medical Center Project) Series A (BBB/NR)
1,245,000	5.000	02/01/30	1,251,611

			11,195,882

Maine – 0.4%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)
1,000,000	5.000	07/01/24	1,107,440

Maryland – 1.4%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
2,000,000	2.250	06/01/23	1,849,080
2,000,000	2.500	06/01/25	1,775,940

			3,625,020

Massachusetts – 2.8%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series 2014 (AMT) (AA/NR)
2,550,000	4.000	01/01/27	2,544,976
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
1,290,000	5.100	01/01/25	1,364,343

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Massachusetts – (continued)
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)
$1,270,000	4.250%	07/01/22	$1,345,540
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA-/Aa3)
500,000	2.500	12/01/20	501,155
500,000	2.700	06/01/21	500,610
500,000	3.050	06/01/22	500,680
500,000	3.250	06/01/23	500,745
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (GO of Authority) (AA+/Aa1)
40,000	6.500	07/15/19	45,928

			7,303,977

Michigan – 2.2%
Grand Valley MI State University Revenue Bonds (A+/NR)
1,500,000	5.300	12/01/24	1,646,940
Grand Valley MI State University Revenue Bonds Series 1998 (NATL-RE) (FGIC) (AA-/A3)
755,000	5.500	02/01/18	798,254
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
690,000	4.500	10/01/19	724,590
Michigan State Housing Development Authority Revenue Bonds (Taxable) Series B2 (GO of Authority) (AA/NR)
150,000	1.670	10/01/14	150,058
135,000	1.836	04/01/15	135,497
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (GO of Authority) (AA+/NR)
965,000	4.750	12/01/25	1,020,700
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (AA-/NR)
1,000,000	4.000	05/01/24	1,091,610

			5,567,649

Minnesota – 1.3%
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
170,000	3.800	07/01/17	174,949
Minnesota State Municipal Power Agency Electric Revenue Bonds Series A (NR/A2)
1,685,000	5.000	10/01/19	1,976,505
St. Paul MN Housing & Redevelopment Authority Health Care Revenue Bonds (Allina Health System) Series A-2 (AA-/Aa3)
1,000,000	5.000	11/15/19	1,159,850

			3,311,304

Mississippi – 0.5%
Lamar County MS School District GO Bonds (Limited Tax Notes) Series 2013 (A-/NR)
1,135,000	5.000	09/01/30	1,256,104
Mississippi Home Corporation Homeownership Revenue Bonds Series A (GNMA/FNMA/FHLMC) (NR/Aaa)
45,000	2.700	06/01/18	46,388

			1,302,492

Missouri – 2.2%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/A1)
500,000	5.000	04/01/32	537,790
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (BBB+/NR)
1,490,000	4.250	02/15/21	1,581,501

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
$ 125,000	0.000%	02/01/15	$ 123,994
305,000	0.000	02/01/17	289,192
Missouri State Regional Convention & Sports Complex Authority (Refunding-Convention & Sports Project) Series A (AA+/Aa2)
2,250,000	5.000	08/15/19	2,630,002
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	511,955

			5,674,434

Montana – 0.1%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
105,000	4.350	06/01/16	106,048
105,000	4.350	12/01/16	106,725

			212,773

Nebraska – 0.2%
Douglas County NE Hospital Authority No. 002 Revenue Bonds (Refunding) (Health Facilities-Children’s Hospital) (NR/A2)
500,000	6.000	08/15/22	559,725

Nevada – 1.1%
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)(c)
100,000	4.375	05/01/15	103,157
Reno NV GO Bonds (Refunding-Capital Improvement) Series A (A-/A1)
2,320,000	5.000	06/01/25	2,617,749

			2,720,906

New Hampshire – 1.8%
Manchester NH General Airport Revenue Bonds Series A (BBB+/Baa1)
2,990,000	5.000	01/01/21	3,363,870
New Hampshire NH Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
1,135,000	4.000	10/01/21	1,205,313

			4,569,183

New Jersey – 6.3%
New Jersey State Certificates of Participation (Equipment Lease Purchase) Series A (A/A2)
1,000,000	5.000	06/15/21	1,115,260
New Jersey State Economic Development Authority Revenue Bonds School Facilities Construction (Refunding) Series F (A/A2)(b)
4,700,000	2.006	02/01/18	4,890,303
New Jersey State Higher Education Assistance Authority Revenue Bonds (Senior Lien) Series 1A (AMT) (AA/Aa2)
2,965,000	3.625	12/01/30	2,971,464
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
1,655,000	4.750	12/01/23	1,779,208
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series C (AMBAC) (A/A2)(a)
2,465,000	0.000	12/15/26	1,472,837
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750	02/15/21	107,445

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – (continued)
Sussex County NJ GO Bonds (AA+/NR)
$ 3,955,000	2.000%	02/15/20	$ 4,034,140

			16,370,657

New York – 3.5%
Albany NY Industrial Development Agency (St. Peters Hospital Project) Series A (A+/A3)
1,000,000	5.250	11/15/27	1,088,950
Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C (AA-/A2)
150,000	5.500	11/15/18	164,421
Metropolitan Transportation Authority NY Revenue Bonds Series H (AA-/A2)
1,000,000	4.000	11/15/23	1,100,500
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (BBB+/NR)
500,000	5.000	06/01/29	548,345
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA/Aa2)
250,000	3.800	11/01/37	237,738
New York State Mortgage Agency Revenue Bonds (Homeowner Mortgage) Series 186 (AMT) (NR/Aa1)
1,405,000	1.200	10/01/17	1,408,470
1,815,000	1.700	10/01/18	1,825,908
2,585,000	3.500	10/01/22	2,651,435

			9,025,767

North Carolina – 1.3%
North Carolina Capital Facilities Finance Agency Revenue Bonds (Refunding-Johnson & Wales University Project) (A-/A2)
1,000,000	5.000	04/01/20	1,162,550
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	4.000	06/01/18	216,410
220,000	4.000	06/01/19	237,495
200,000	2.000	06/01/20	192,478
420,000	3.000	06/01/21	424,914
330,000	4.000	06/01/22	351,186
350,000	4.000	06/01/23	370,258
480,000	4.000	06/01/25	499,171

			3,454,462

North Dakota – 0.7%
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
550,000	4.400	07/01/16	562,491
635,000	4.450	07/01/17	645,985
Williston ND Parks & Recreation District Sales Tax And Gross Revenue Bonds Series A (A/NR)
500,000	4.000	03/01/32	505,755

			1,714,231

Ohio – 2.7%
Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)
660,000	3.000	12/01/19	674,791
Cleveland OH Certificates of Participation (Refunding-Cleveland Stadium Project) Series A (A/A2)
2,330,000	4.750	11/15/20	2,561,649
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University) Series C (A-/A3)
1,000,000	5.000	05/01/18	1,114,030
Ross County OH Hospital Revenue Bonds Adena Health System Facilities (Refunding) Series 2008 (A-/A3)
1,560,000	5.375	12/01/19	1,759,664

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio – (continued)
Toledo GO Bonds Limited Tax Capital Improvement (Refunding) Series 2012 (A-/A2)
$ 1,000,000	3.000%	12/01/23	$ 979,220

			7,089,354

Oklahoma – 1.7%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
1,000,000	4.850	09/01/18	1,128,890
1,000,000	5.000	09/01/19	1,141,410
Oklahoma County OK Finance Authority Educational Facilities Lease Revenue Bonds (Jones Public School Project) (A-/NR)
2,000,000	5.000	09/01/18	2,186,740

			4,457,040

Oregon – 0.3%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series A (FHLMC) (NR/Aa3)
590,000	5.000	07/01/17	635,377
Oregon State Housing & Community Services Department Revenue Bonds (Single Family Mortgage) Series E (AMT) (NR/Aa2)
85,000	5.050	07/01/17	87,752

			723,129

Pennsylvania – 1.7%
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
785,000	3.000	10/01/14	787,010
1,025,000	5.000	10/01/19	1,121,699
1,250,000	5.250	10/01/31	1,326,037
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000	10/01/18	852,168
Philadelphia PA Authority for Industrial Development Revenue Bonds (Mathematics Science & Technology Charter School) (BBB+/NR)
345,000	5.000	08/01/20	369,278

			4,456,192

Rhode Island – 2.1%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Development) Series 1 (NR/Aa2)
260,000	5.125	10/01/30	268,806
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunities Series 61 B (Non-AMT) (Non-ACE) (AA+/Aa2)
2,150,000	3.450	04/01/26	2,163,954
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000	06/01/21	1,108,460
Rhode Island State Health & Educational Building Corp. Public Schools Revenue Bonds (Financing Project) Series A (AMBAC) (NR/A3)
1,460,000	5.000	05/15/23	1,509,085
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)
430,000	3.500	04/01/22	443,661

			5,493,966

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Carolina – 1.1%
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/Aa3)
$ 550,000	5.250%	12/01/22	$ 606,193
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding-University Center Project) (AMBAC) (AA+/Aa1)
700,000	5.000	04/01/16	722,232
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA/A3)
1,000,000	5.000	12/01/22	1,080,040
Scago Educational Facilities Corp. for Beaufort School District SC Installment Revenue Bonds (AGM) (AA/Aa2)
175,000	5.500	12/01/15	187,266
Scago Educational Facilities Corp. for Sumter County School District 17 SC Revenue Bonds (AGM) (AA/A2)
255,000	5.500	12/01/15	272,238

			2,867,969

South Dakota – 0.4%
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Avera Health Issue) Series A (AA-/A1)
1,000,000	5.000	07/01/25	1,133,210

Tennessee – 0.4%
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)
935,000	3.500	07/01/27	950,876

Texas – 0.4%
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A+/NR)
220,000	5.000	08/01/22	234,406
Cash Special Utility District TX Revenue Bonds (Refunding & Improvement) (NATL-RE) (AA-/A3)
500,000	5.250	09/01/22	500,865
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)
235,000	5.000	02/15/20	259,320
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(c)
5,000	5.625	05/15/19	6,027
Texas State Department of Housing & Community Affairs Single Family Mortgage Revenue Bonds (Refunding) Series G (AMT) (FHA/VA Mortgages) (AA+/Aa1)
25,000	4.600	09/01/19	25,286

			1,025,904

Vermont – 2.0%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000	12/15/20	1,139,840
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AMT) (AA/NR)
410,000	4.000	06/15/20	439,852
1,885,000	5.000	06/15/21	2,119,626
1,400,000	5.000	06/15/22	1,568,700

			5,268,018

Virginia – 2.6%
Fairfax County VA Economic Development Authority Revenue Bonds (Refunding Facilities Project) Series A (AA+/Aa1)
5,000,000	5.000	10/01/23	6,067,250

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Virginia – (continued)
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Prerefunded-Refunding) (ETM) Series 1998 (AA-/A3)(c)
$ 420,000	5.250%	07/15/17	$ 452,403
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Unrefunded-Refunding) Series 1998 (AA-/A3)
225,000	5.250	07/15/17	235,665

			6,755,318

Washington – 2.1%
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	166,662
Skagit County Public Hospital District No. 1 GO Bonds (Refunding-Skagit Regional Health) (NR/A1)
2,000,000	5.000	12/01/23	2,328,400
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
560,000	5.000	05/01/18	620,430
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (A+/A1)
500,000	6.000	10/01/23	567,165
Washington State Housing Finance Commission Revenue Bonds (Single Family Program) Series 1N (Non-AMT) (NR/Aaa)
925,000	3.500	12/01/23	956,228
860,000	3.700	06/01/24	890,117

			5,529,002

West Virginia – 0.4%
West Virginia State Hospital Finance Authority Revenue Bonds (Refunding & Improvement-Charleston) Series A (NR/A3)
1,000,000	5.500	09/01/28	1,004,010

Wisconsin – 1.0%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (AMT) (NATL-RE) (NR/A2)
115,000	5.000	12/01/14	116,765
350,000	5.000	12/01/15	368,862
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Aurora Health Care, Inc.) Series A (NR/A3)
1,000,000	5.125	04/15/31	1,078,060
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA-/Aa3)
1,000,000	5.000	08/15/21	1,120,890

			2,684,577

Wyoming – 1.1%
Lincoln County Building Corp. Lease Revenue Bonds Series 2012 (A+/NR)
140,000	1.000	05/01/15	140,185
290,000	2.000	05/01/16	294,179
295,000	2.000	05/01/17	298,227
305,000	3.000	05/01/18	314,928
Wyoming Community Development Authority Homeownership Mortgage Revenue Bonds Series A (NR/Aa2)
540,000	1.625	12/01/14	540,983
450,000	2.250	12/01/16	457,258
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
280,000	4.250	12/01/14	280,000
385,000	4.300	12/01/15	395,876

			2,721,636

TOTAL MUNICIPAL BOND OBLIGATIONS			$237,885,655

Shares	Description		Value
Investment Company – 2.2%
493,274	T. Rowe Price Tax-Free High Yield Fund (NR/NR)		$ 5,751,569

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 2.4%
Repurchase Agreement – 2.4%
State Street Bank & Trust Co.
$ 6,087,000	0.000%	08/01/14	$ 6,087,000
Maturity Value: $6,087,000

TOTAL INVESTMENTS – 96.5%			$249,724,224

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.5%			9,041,181

NET ASSETS – 100.0%			$258,765,405

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2014.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Repurchase agreement was entered into on July 31, 2014. This agreement was fully collateralized by $6,190,000 U.S. Treasury Note, 1.500%, due 08/31/18 with a market value of $6,213,126.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
VA	— Veterans Administration
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$240,025,414
Gross unrealized gain	10,594,329
Gross unrealized loss	(895,519)
Net unrealized security gain	$9,698,810

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 96.2%
Arizona – 0.8%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 1,000,000	5.000%	01/01/25	$ 1,103,290
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,215,000	5.150	07/01/24	1,357,107

			2,460,397

California(a) – 0.8%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/A3)
2,000,000	0.000	07/01/27	1,205,720
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NATL-RE) (FGIC) (AA-/A3)
2,400,000	0.000	08/01/29	1,251,792

			2,457,512

Colorado – 0.1%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
420,000	4.350	11/01/19	432,251

Florida – 0.4%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,132,510

Idaho – 0.0%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aa2)
70,000	5.250	07/01/29	73,796

Illinois – 2.3%
Chicago IL Board of Education GO Bonds (Refunding) Series A (AMBAC) (A+/Baa1)
2,000,000	5.500	12/01/25	2,274,800
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,000,000	5.500	08/15/24	1,099,720
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/Aa2)
2,000,000	4.125	02/01/30	2,105,140
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (AA-/A3)(a)
1,500,000	0.000	11/01/19	1,316,925

			6,796,585

Indiana – 0.2%
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	561,510

Iowa – 1.1%
Iowa Finance Authority Health Facilities Revenue Bonds (Genesis Health System) Series 2013 (NR/A1)
1,760,000	5.000	07/01/33	1,903,035

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Iowa – (continued)
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
$ 1,245,000	5.250%	01/01/30	$ 1,347,053

			3,250,088

Louisiana – 3.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,668,152
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A-/A3)
7,000,000	5.500	10/01/25	7,997,780

			9,665,932

Maryland – 0.9%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
3,000,000	2.500	06/01/25	2,663,910

Missouri – 81.4%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	208,478
230,000	3.000	11/01/18	239,299
210,000	3.000	11/01/19	216,674
225,000	3.625	11/01/22	231,273
470,000	3.700	11/01/23	481,482
225,000	3.800	11/01/24	230,393
480,000	3.875	11/01/25	491,006
250,000	4.000	11/01/26	255,368
Belton MO Certificates of Participation (A/NR)
500,000	5.125	03/01/25	546,370
500,000	5.250	03/01/29	544,020
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	162,179
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa3)
1,000,000	5.000	10/01/33	1,128,270
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA/A2)
2,000,000	5.250	07/01/20	2,299,000
Boone County MO Hospital Revenue Bonds (NR/A3)
2,350,000	5.750	08/01/28	2,626,853
Boone County MO Hospital Revenue Bonds Series 2012 (NR/A3)
400,000	4.000	08/01/18	428,616
650,000	4.000	08/01/19	696,410
Branson MO Reorganized School District No. R-4 GO Bonds (AGM) (AA/A2)
1,000,000	5.000	03/01/18	1,024,100
1,250,000	5.000	03/01/19	1,283,125
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)
2,000,000	4.000	03/01/27	2,083,560
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (AGM) (AA/A2)
1,000,000	5.250	03/01/21	1,022,440
Campbell MO Reorganized School District No. 2 Direct Deposit Program GO Bonds (Refunding) (AA+/NR)
220,000	2.250	03/01/15	220,339
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
750,000	5.000	06/01/26	835,598

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
$ 1,000,000	5.000%	03/01/18	$1,067,280
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	704,142
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,436,672
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
810,000	5.200	12/01/23	880,105
Cole County MO Certificates of Participation (Jail Project) (NR/Aa3)
660,000	4.300	12/01/19	695,620
1,000,000	4.500	12/01/20	1,056,610
400,000	4.500	12/01/22	422,644
Cottleville MO Certificates of Participation (Refunding) (NR/A2)
1,000,000	3.750	08/01/32	954,540
Gladstone MO Certificates of Participation Series A (XLCA) (NR/A1)
475,000	5.000	06/01/23	505,652
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)
200,000	5.000	09/01/20	208,342
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)
1,000,000	5.000	12/30/26	1,147,760
Greene County MO Certificates of Participation (Refunding-Law Enforcement) (NR/A1)
425,000	2.500	07/01/15	429,922
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/A1)
4,280,000	5.000	04/01/32	4,603,482
Greene County MO Special Obligation Revenue Bonds (Refunding) (NR/A1)
280,000	2.500	03/01/15	282,083
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)
500,000	5.625	03/01/25	526,300
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (A-/NR)
500,000	5.924	10/01/30	537,045
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (NR/WR)
295,000	4.600	06/01/29	296,260
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,640,452
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (NATL-RE) (AA+/A3)
1,250,000	5.000	03/01/22	1,326,787
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
530,000	4.500	12/01/19	562,266
555,000	4.500	12/01/20	586,446
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NATL-RE) (NR/Aa3)
500,000	5.000	12/01/20	537,285
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	559,160
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (A/Aa3)
1,360,000	5.000	12/01/22	1,473,084

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)
$ 890,000	4.000%	12/01/17	$ 967,572
595,000	4.250	12/01/23	650,769
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500	12/01/18	941,148
920,000	3.850	12/01/20	960,388
500,000	4.350	12/01/23	532,210
820,000	4.500	12/01/24	881,303
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (A+/NR)
290,000	4.000	12/01/20	309,897
435,000	4.000	12/01/21	464,123
425,000	4.000	12/01/22	452,039
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series A (A+/NR)
455,000	5.000	03/01/29	467,617
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series B (A+/NR)
1,270,000	5.000	03/01/29	1,305,217
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
2,570,000	5.500	02/15/29	2,644,350
1,000,000	5.500	02/15/31	1,087,810
1,500,000	5.750	02/15/35	1,541,340
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)
5,425,000	4.500	02/01/24	6,205,657
Kansas City MO Industrial Development Authority Revenue Bonds (AMBAC) (AA-/A1)
6,905,000	4.500	12/01/26	7,356,035
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)
2,130,000	5.500	09/01/29	2,420,489
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvement) (NATL-RE) (FGIC) (NR/Aa2)
1,075,000	5.000	07/01/17	1,161,064
Kansas City MO Special Obligation (Prerefunded-Refunding Kansas City MO Project) Series B (ETM) (NR/NR)(b)
55,000	3.000	01/01/15	55,635
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)
1,000,000	5.500	04/01/19	1,145,980
1,575,000	5.500	04/01/23	1,801,879
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)
175,000	6.431	04/01/18	175,585
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	4,095,700
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000	04/15/31	528,860
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)
500,000	6.050	09/01/30	527,820
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000	02/15/20	2,155,907
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,700,000	5.000	02/15/21	1,993,607

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Ladue MO School District GO Bonds (Refunding & Improvement) (AAA/NR)
$ 500,000	5.000%	03/01/20	$ 553,490
545,000	5.000	03/01/22	601,833
500,000	5.000	03/01/23	551,465
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series B (AAA/Aa1)
1,560,000	5.000	05/01/19	1,829,116
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) (Northern Trust Company SPA) (AA-/NR)(c)
5,000,000	0.070	12/01/37	5,000,000
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,170,180
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA/A2)
830,000	5.250	03/01/21	910,228
700,000	5.250	03/01/22	766,731
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,825,000	3.000	10/01/26	1,837,227
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nilson Gallery Foundation) Series A (AA-/NR)
1,000,000	4.000	12/01/17	1,095,710
Missouri State Development Finance Board Revenue Bonds (Louis Convention Center) Series C (AA-/NR)(c)
4,205,000	0.080	12/01/20	4,205,000
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
400,000	5.500	01/01/23	452,072
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
1,115,000	5.000	07/01/17	1,210,923
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)
380,000	5.125	01/01/18	381,098
5,000	5.000	01/01/22	5,013
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
510,000	3.000	10/01/17	530,599
525,000	4.000	10/01/18	565,787
545,000	4.000	10/01/19	583,755
400,000	3.500	10/01/21	412,520
1,850,000	5.250	10/01/41	1,973,580
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)
1,440,000	4.500	06/01/28	1,521,533
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (A-/A3)
1,000,000	5.125	11/01/31	1,034,940
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A/NR)
2,400,000	5.000	10/01/26	2,728,152

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Heartland Refunding Medical Center) (NR/A1)
$ 2,000,000	5.000%		02/15/37	$ 2,128,880
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A/NR)
2,270,000	5.000		12/01/25	2,442,565
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2014 (AA/Aa2)
1,000,000	5.000		01/01/17	1,107,210
1,000,000	5.000		01/01/18	1,137,920
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
1,225,000	5.000		05/15/18	1,270,570
8,700,000	0.050	(c)	05/15/38	8,700,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000		05/15/23	1,064,960
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125		11/15/23	2,574,683
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)
2,000,000	5.000		04/01/22	2,311,380
2,000,000	5.000		04/01/25	2,249,900
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000		02/15/19	2,236,400
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (A+/NR)
1,000,000	4.500		06/01/25	1,076,780
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA/A1)
1,000,000	5.000		11/15/19	1,160,400
Missouri State Health & Educational Facilities Authority Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,545,000	5.000		02/15/20	1,583,517
Missouri State Health & Educational Facility Revenue Bonds (St. Louis Univeristy) (U.S. Bank NA SPA) (NR/A1)(c)
2,990,000	0.040		07/01/32	2,990,000
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)
1,165,000	5.250		05/01/18	1,318,069
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)
610,000	5.250		07/01/42	637,694
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)
500,000	4.375		07/01/30	511,055
3,420,000	4.750		07/01/42	3,507,176
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AA+/NR)
625,000	3.950		05/01/21	638,031
735,000	3.950		11/01/21	750,325
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)
240,000	1.500		05/01/15	240,862
300,000	3.600		11/01/23	309,603
460,000	3.750		05/01/24	474,085
380,000	3.800		05/01/25	392,612

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Regional Convention & Sports Complex Authority (Refunding-Convention & Sports Project) Series A (AA+/Aa2)
$ 2,250,000	5.000%	08/15/19	$ 2,630,002
Monarch-Chesterfield MO Levee District Special Tax (A-/NR)
3,425,000	4.000	03/01/19	3,611,765
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
275,000	3.000	04/01/18	286,124
280,000	3.000	04/01/19	289,982
265,000	3.250	04/01/20	273,088
275,000	4.000	04/01/21	289,179
315,000	4.000	04/01/22	328,025
385,000	4.500	04/01/27	400,720
405,000	4.500	04/01/28	419,422
425,000	4.625	04/01/29	440,916
445,000	4.750	04/01/30	462,671
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (AA+/Aa1)
3,000,000	5.500	03/01/28	3,353,490
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000	06/01/19	1,499,557
2,750,000	4.000	06/01/26	2,893,302
2,925,000	4.000	06/01/27	3,050,687
1,000,000	4.000	06/01/28	1,038,780
O’Fallon MO Certificates of Participation (NATL-RE) (NR/Aa3)
1,000,000	5.250	11/01/18	1,147,660
2,000,000	5.250	11/01/19	2,315,240
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)
1,135,000	4.000	11/01/22	1,201,500
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA/NR)
1,500,000	5.000	03/01/19	1,716,855
Ozark MO Certificates of Participation Series 2014 (A+/NR)
500,000	5.000	09/01/44	531,845
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/A2)
440,000	5.000	03/01/22	480,462
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	485,051
850,000	5.000	12/01/20	944,877
Republic MO Special Obligation Revenue Bonds (A/NR)
175,000	2.500	05/01/15	177,499
150,000	2.650	05/01/16	152,922
330,000	2.500	08/01/16	335,465
125,000	3.000	05/01/17	128,820
345,000	3.000	08/01/17	355,771
150,000	3.150	05/01/18	154,976
360,000	3.000	08/01/18	369,414
150,000	3.300	05/01/19	155,943
250,000	3.500	05/01/20	259,863
300,000	3.750	05/01/21	312,315
325,000	3.875	05/01/22	338,013
Richmond MO Certificates of Participation (Refunding) (A+/NR)
1,055,000	4.250	07/01/43	966,296
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,844,887
Riverside MO Tax Increment Revenue Tax Allocation (L-385 Levee Project) (A/NR)
1,000,000	5.250	05/01/20	1,037,650
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB/NR)
500,000	5.500	03/01/15	507,170

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Rolla MO Certificates of Participation Series B (A/NR)
$ 225,000	3.150%	07/01/27	$ 212,627
410,000	3.450	07/01/32	379,488
Saint Charles MO GO Bonds (Neighborhood Improvement District -Phase Two) Series B (NR/Aa2)
1,035,000	3.000	03/01/27	1,007,407
Saint Charles MO GO Bonds (Neighborhood Improvement District-Phase Two) Series B (NR/Aa2)
645,000	3.000	03/01/23	651,076
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)
3,000,000	4.000	04/01/23	3,320,520
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)
1,300,000	4.000	04/01/23	1,416,142
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)
2,675,000	4.000	04/01/24	2,871,960
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)
540,000	6.750	03/01/28	610,859
575,000	6.850	03/01/29	650,526
Springfield MO Public Building Corp. Revenue Bonds (AMT-Springfield Branson Airport) Series B (AMBAC) (NR/Aa2)
400,000	5.000	07/01/16	432,816
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (NATL-RE) (AA/Aa3)
1,000,000	5.000	12/01/18	1,053,620
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	210,433
530,000	4.500	11/01/19	583,435
610,000	4.500	11/01/20	670,482
645,000	4.750	11/01/21	714,041
685,000	4.750	11/01/22	757,172
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
385,000	4.750	11/01/21	426,210
405,000	4.750	11/01/22	447,671
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000	04/01/22	1,483,258
1,340,000	5.000	04/01/23	1,525,979
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,190,717
100,000	5.200	12/01/31	105,081
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	684,509
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)
1,250,000	5.650	02/01/30	1,360,262
St. Charles MO Certificates of Participation Series 2012 (NR/A1)
1,000,000	3.000	05/01/22	1,006,580
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa2)
100,000	5.250	06/01/19	100,310
735,000	5.200	06/01/24	737,256
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	498,036
515,000	5.000	11/15/16	528,220

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis County MO Library District Certificates of Participation (AA/Aa2)
$ 1,855,000	4.000%	04/01/25	$ 2,020,522
1,930,000	4.000	04/01/26	2,068,497
2,010,000	4.000	04/01/27	2,127,545
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	433,584
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A3)
1,280,000	5.000	07/01/23	1,394,944
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA/A2)
2,000,000	5.000	07/01/24	2,144,480
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
100,000	4.000	04/01/16	104,710
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000	04/01/21	779,858
800,000	3.000	04/01/22	824,312
800,000	3.000	04/01/23	815,928
St. Louis MO Parking Revenue Bonds (Taxable) Series B (NATL-RE) (AA-/A3)
100,000	5.140	12/15/14	100,986
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000	04/01/21	4,799,780
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/A1)
695,000	3.250	05/01/21	727,241
Taney County MO Certificates of Participation (NATL-RE) (NR/A1)
1,095,000	4.500	04/01/17	1,142,435
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)
765,000	4.000	06/01/21	828,954
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (A+/NR)
300,000	2.750	03/01/17	316,674
345,000	3.000	03/01/18	371,803
360,000	3.000	03/01/19	387,968
385,000	3.150	03/01/21	416,940
700,000	3.300	03/01/23	761,761
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)
340,000	3.000	04/01/17	356,218
560,000	3.000	04/01/18	590,173
1,270,000	3.250	04/01/21	1,305,954
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)
625,000	6.625	06/01/28	697,700

			245,604,286

New Hampshire – 1.0%
New Hampshire Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
1,340,000	4.000	10/01/22	1,413,419
1,750,000	4.000	10/01/33	1,715,472

			3,128,891

New Jersey(c) – 2.1%
New Jersey State Economic Development Authority Revenue Bonds School Facilities Construction (Refunding) Series F (A/A2)
6,000,000	2.006	02/01/18	6,242,940

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – 0.3%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
$ 1,000,000	5.000%	10/01/25	$ 1,060,760

Virginia – 1.6%
Fairfax County VA Economic Development Authority Revenue Bonds (Refunding Facilities Project) Series A (AA+/Aa1)
3,900,000	5.000	10/01/23	4,732,455

TOTAL MUNICIPAL BOND OBLIGATIONS			$290,263,823

Shares	Description		Value
Investment Company – 2.4%
627,803	T. Rowe Price Tax-Free High Yield Fund (NR/NR)		$ 7,320,179

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 0.4%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co.
$ 1,273,000	0.000%	08/01/14	$ 1,273,000
Maturity Value: $1,273,000

TOTAL INVESTMENTS – 99.0%			$298,857,002

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			2,886,283

NET ASSETS – 100.0%			$301,743,285

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at July 31, 2014.

(d)	Repurchase agreement was entered into on July 31, 2014. This agreement was fully collateralized by $1,295,000 U.S. Treasury Note, 1.500%, due 08/31/18 with a market value of $1,299,838.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
SPA	— Stand-by Purchase Agreement
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$287,495,128
Gross unrealized gain	12,583,257
Gross unrealized loss	(1,221,383)
Net unrealized security gain	$11,361,874

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 92.5%
Arizona – 0.5%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$ 496,480

California(a) – 2.0%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/A3)
670,000	0.000	07/01/27	403,916
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000	08/01/24	1,624,509

			2,028,425

Illinois(a) – 0.5%
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (AA-/A3)
500,000	0.000	11/01/19	438,975

Kansas – 83.1%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)
1,090,000	5.000	12/01/27	1,191,468
1,140,000	5.000	12/01/28	1,238,462
1,195,000	5.000	12/01/29	1,291,998
Burlington KS Environment Improvement Revenue Bonds (Refunding-Kansas City Power & Light) Series A (AAA/Aa1)(b)
3,000,000	0.070	09/01/35	3,000,000
Burlington KS Pollution Control Revenue Bonds (Refunding Gas & Electric) (NATL-RE) (AA-/A2)
190,000	4.850	06/01/31	196,935
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000	09/01/18	575,505
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250	09/01/24	1,179,070
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (AA-/NR)
1,095,000	4.150	12/01/27	1,124,423
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)
1,000,000	4.000	11/15/16	1,059,930
2,000,000	5.000	11/15/29	2,158,660
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
235,000	3.000	10/01/17	245,897
500,000	3.000	10/01/18	522,685
655,000	4.000	10/01/19	713,151
Coffeyville Public Building Commission Health Care Facilities Revenue Bonds Regional Medical Center (Refunding) Series 2012 (A+/NR)
1,115,000	3.000	08/01/18	1,144,581
County of Shawnee KS Certificate of Participation First Responders Communications Projects Series 2012 (NR/Aa3)
1,145,000	4.000	09/01/26	1,176,682
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)
235,000	4.000	09/01/18	254,714

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
$ 1,815,000	4.000%	09/01/20	$ 2,002,980
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) (NR/Aa3)
1,000,000	3.000	09/01/18	1,072,560
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)
1,000,000	4.000	09/01/23	1,086,150
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000	09/01/18	831,630
500,000	4.000	09/01/20	559,335
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)
945,000	4.000	10/01/23	1,021,706
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (A+/NR)
2,395,000	5.000	10/01/22	2,853,666
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AA-/A3)
500,000	6.000	10/01/16	557,505
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (A+/NR)
925,000	5.000	10/01/22	1,007,639
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A/NR)
825,000	5.500	09/01/36	904,810
Junction City KS GO Bonds (Refunding) Series A (A/NR)
600,000	5.000	09/01/33	643,116
600,000	5.000	09/01/34	640,434
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)
525,000	3.000	06/01/23	527,221
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)
1,000,000	5.000	06/01/24	1,135,720
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) Series C-3 (AAA/Aa2)(b)
1,000,000	0.070	09/01/19	1,000,000
Kansas State Department of Transportation Revenue Bonds Series C-2 (AAA/Aa2)(b)
3,000,000	0.050	09/01/22	3,000,000
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series L (NR/A2)
1,750,000	5.000	11/15/20	1,826,055
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)
750,000	5.000	05/15/35	794,317
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa2)
1,000,000	5.500	11/15/23	1,187,130
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa2)
800,000	5.000	11/15/24	872,032
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series A-1 (A-/A1)
500,000	4.875	07/01/27	512,735
1,425,000	5.250	07/01/31	1,467,351
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/A1)(c)
1,375,000	4.750	06/01/15	1,426,837

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Refunding) (Board of Regents University Housing) Series A (NATL-RE) (AA-/NR)(c)
$ 1,120,000	5.000%	04/01/15	$ 1,155,571
Kansas State Development Finance Authority Revenue Bonds (Unrefunded) (Board of Regents University Housing) Series A (NATL-RE) (AA-/A)
30,000	5.000	04/01/24	30,794
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (AA/A3)
2,000,000	3.500	06/01/23	2,055,740
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)
1,000,000	5.000	11/15/26	1,075,650
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (AA/Aa3)
500,000	5.000	11/01/16	550,500
2,000,000	5.000	11/01/27	2,205,760
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NATL-RE) (AA/Aa3)
1,000,000	5.250	11/01/22	1,130,310
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA-/Aa3)
1,750,000	5.250	01/01/25	2,026,395
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000	10/01/21	1,159,443
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	317,540
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)
1,455,000	5.250	03/01/23	1,643,001
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)(c)
1,415,000	5.250	09/01/19	1,692,326
Leavenworth County KS Unified School District No. 464 GO Bonds (Improvement) Series A (AA-/WR)(c)
1,380,000	5.000	09/01/15	1,451,525
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (NATL-RE) (AA-/A3)(c)
150,000	5.000	09/01/15	157,775
Lyons KS Public Building Commission Revenue Bonds (A+/NR)
315,000	5.000	10/01/23	357,207
Miami County Unified School District No. 367 Osawatomie, KS GO Bonds (Refunding) Series A (AGM) (AA/A2)(c)
1,310,000	5.000	09/01/15	1,377,897
Miami County Unified School District No. 416 Louisbourg, KS GO Bonds (Refunding) (Refunding & Improvement) (NATL-RE) (AA-/A3)(c)
365,000	5.000	09/01/16	400,011
Miami County Unified School District No. 416 Louisbourg, KS GO Bonds (Unrefunded) (Refunding & Improvement) (NATK-RE) (AA-/A3)
1,285,000	5.000	09/01/17	1,400,149
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125	09/01/21	1,295,667
Pratt County KS Public Building Commission Revenue Bonds (A+/NR)
300,000	5.000	12/01/19	340,188
400,000	5.000	12/01/20	455,372
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NATL-RE) (NR/Aa3)
500,000	4.500	09/01/22	556,194

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)
$ 1,930,000	4.000	09/01/26	$ 1,997,318
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
1,000,000	5.250	08/01/26	1,150,110
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (AGM) (AA/NR)
1,500,000	5.000%	11/01/32	1,587,585
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Mortgage Backed Securities Program) AMT Series B-3 (FHLMC/FNMA/GNMA) (NR/Aa1)
450,000	5.250	12/01/38	469,400
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)
1,000,000	5.000	09/01/23	1,172,130
Shawnee County KS Certificate of Participation (Refunding) Series B (NR/Aa3)
795,000	3.000	09/01/18	845,824
820,000	3.000	09/01/19	871,586
845,000	3.000	09/01/20	892,092
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/A1)
200,000	3.750	09/01/18	209,304
Topeka KS GO Bonds (Refunding) Series B (AA/Aa3)
1,360,000	2.500	08/15/19	1,370,064
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NATL-RE) (AA/A3)
35,000	5.000	06/01/16	37,780
1,000,000	5.000	06/01/23	1,129,170
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NATL-RE) (AA/A3)
300,000	5.000	06/01/23	338,751
475,000	5.000	06/01/24	535,411
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
435,000	3.000	07/01/20	462,857
460,000	3.000	07/01/22	486,220
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)
1,000,000	5.000	09/01/24	1,106,450
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,588,071
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
1,400,000	5.000	09/01/20	1,638,140
Wyandotte County Unified School District No. 204 GO Bonds (Unrefunded) (Refunding & Improvement) Series A (NATL-RE) (NR/A1)
750,000	5.000	09/01/21	781,418
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Sub Lien-Redevelopment Project Area) (Refunding) Series B (AA-/NR)
455,000	5.000	12/01/16	498,653

			86,008,439

Louisiana – 2.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A-/A3)
2,000,000	5.500	10/01/25	2,285,080

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Maryland – 0.8%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
$ 945,000	2.500%	06/01/25	$ 839,132

Massachusetts – 0.3%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
315,000	5.300	01/01/30	333,472

Ohio – 1.2%
Mid-East Career & Technology Centers OH Certificates of Participation Series 2009 (AA-/NR)
1,095,000	5.000	12/01/19	1,248,158

Pennsylvania – 0.6%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	641,760

South Carolina – 0.5%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA/A3)
500,000	5.000	12/01/28	535,745

Washington – 0.8%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A/A2)
750,000	5.250	07/01/25	848,047

TOTAL MUNICIPAL BOND OBLIGATIONS			$ 95,703,713

Shares	Description		Value
Investment Company – 2.6%
	T. Rowe Price Tax-Free High
233,184	Yield Fund		$ 2,718,924

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 4.1%
Repurchase Agreement – 4.1%
State Street Bank & Trust Co.
$ 4,177,000	0.000%	08/01/14	$ 4,177,000
Maturity Value: $4,177,000

TOTAL INVESTMENTS – 99.2%			$ 102,599,637

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			873,619

NET ASSETS – 100.0%			$ 103,473,256

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at July 31, 2014.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Repurchase agreement was entered into on July 31, 2014. This agreement was fully collateralized by $3,040,000 U.S. Treasury Bond, 8.000%, due 11/15/21 with a market value of $4,266,038.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Berkshire Hathaway Assurance Corp.
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
WR	— Withdrawn Rating

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$98,459,590
Gross unrealized gain	4,444,042
Gross unrealized loss	(303,995)
Net unrealized security gain	$4,140,047

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (CMOs) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

Short Term Investments — Short-term investments having maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated subcustodian under tri-party repurchase agreements.

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

B. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2014:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$70,198,693	$—	$—
Short-term Investment	—	1,488,000	—
Total	$70,198,693	$1,488,000	$—

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$208,466,910	$—	$—
Short-term Investment	—	7,384,000	—
Total	$208,466,910	$7,384,000	$—

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$61,601,507	$—	$—
Short-term Investment	—	1,368,000	—
Total	$61,601,507	$1,368,000	$—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$66,242,010	$—
Municipal Bond Obligations	—	95,248,511	—
Mortgage-Backed Obligations	—	161,767,326	—
Corporate Obligations	—	442,958,018	—
Foreign Debt Obligations	518,095	—	—
U.S. Treasury and/or Other U.S. Government Agencies	12,721,434	40,097,286	—
Investment Company	5,303,341	—	—
Short-term Investment	—	18,552,000	—
Total	$18,542,870	$824,865,151	$—

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$3,637,204	$—
Mortgage-Backed Obligations	—	20,297,164	—
U.S. Treasury and/or Other U.S. Government Agencies	10,248,267	61,134,910	—
Short-term Investment	—	881,000	—
Total	$10,248,267	$85,950,278	$—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$237,885,655	$—
Investment Company	5,751,569	—	—
Short-term Investment	—	6,087,000	—
Total	$5,751,569	$243,972,655	$—

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$290,263,823	$—
Investment Company	7,320,179	—	—
Short-term Investment	—	1,273,000	—
Total	$7,320,179	$291,536,823	$—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$95,703,713	$—
Investment Company	2,718,924	—	—
Short-term Investment	—	4,177,000	—
Total	$2,718,924	$99,880,713	$—

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Market Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk).

Credit Risks — The fixed income funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

Portfolio Concentrations — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ William Schuetter
William Schuetter
President

Date September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Schuetter
William Schuetter
President

Date September 26, 2014

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date September 26, 2014